Document and Entity Information	6 Months Ended
Jun. 30, 2012
Document And Entity Information
Entity Registrant Name	AIR INDUSTRIES GROUP, INC.
Entity Central Index Key	0001009891
Document Type	Other
Document Period End Date	Jun 30, 2012
Amendment Flag	true
Amendment Description	This amendment is being filed to comply with regulations
Current Fiscal Year End Date	--12-31
Is Entity a Well-known Seasoned Issuer?	No
Is Entity a Voluntary Filer?	No
Is Entity's Reporting Status Current?	Yes
Entity Filer Category	Smaller Reporting Company

Consolidated Balance Sheets (Unaudited) (USD $)	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
ASSETS
Cash and Cash Equivalents	$ 1,235,000	$ 577,000	$ 537,000
Accounts Receivable, Net of Allowance for Doubtful Accounts of $1,067,000, $950,000 and $523,000	10,544,000	6,042,000	4,381,000
Inventory	26,595,000	22,521,000	21,443,000
Prepaid Expenses and Other Current Assets	188,000	330,000	207,000
Taxes Receivable	0	0	16,000
Deposits - Customers	126,000	2,000	59,000
Total Current Assets	38,688,000	29,472,000	26,643,000
Property and Equipment, net	5,140,000	3,971,000	3,935,000
Capitalized Engineering Costs - net of Accumulated Amortization of $3,101,000, $2,990,000 and $2,410,000	906,000	969,000	1,039,000
Deferred Financing Costs, net, deposit and other assets	586,000	671,000	701,000
Intangible Assets, net	6,498,000	1,607,000	1,775,000
Goodwill	453,000	291,000	291,000
TOTAL ASSETS	52,271,000	36,981,000	34,384,000
LIABILITIES AND STOCKHOLDERS' EQUITY
Current Portion Notes Payable and Capitalized Lease Obligations	17,297,000	14,055,000	12,940,000
Accounts Payable and Accrued Expenses	8,076,000	7,432,000	5,866,000
Lease Impairment - Current	91,000	85,000	96,000
Deferred Gain on Sale - Current Portion	38,000	38,000	38,000
Income Taxes Payable	626,000	41,000	0
Total Current Liabilities	26,128,000	21,651,000	18,940,000
Long term liabilities
Notes Payable and Capitalized Lease Obligation - Net of Current Portion	6,766,000	8,992,000	11,536,000
Lease Impairment - Net of Current Portion	167,000	175,000	260,000
Deferred Gain on Sale - Net of Current Portion	504,000	523,000	561,000
Deferred Rent	1,022,000	974,000	800,000
Total Liabilities	34,587,000	32,315,000	32,097,000
Commitments and contingencies
Stockholders' Equity
Preferred Stock Par Value $.001-Authorized 8,003,716 shares Designated as Series ""A"" Convertible Preferred - $.001 par Value, 1,000 Shares Authorized 0 Shares issued and outstanding as of June 30, 2012, December 31, 2011 and December 31, 2010, respectively.	0	0	0
Designated as Series ""B"" Convertible Preferred -$.001 Par Value, 4,000,000 shares authorized, 0 shares issued and outstanding as of June 30, 2012, December 31, 2011 and December 31, 2010, respectively; Liquidation Value, $ 0	0	0	0
Common Stock - $.001 Par, 20,000,000 Shares Authorized, 5,672,760; 3,579,114 and 3,579,114 Shares Issued and Outstanding as of June 30, 2012, December 31, 2011 and December 31, 2010, respectively	6,000	4,000	4,000
Additional Paid-In Capital	38,018,000	26,141,000	26,009,000
Accumulated Deficit	(20,340,000)	(21,479,000)	(23,726,000)
Total Stockholders' Equity	17,684,000	4,666,000	2,287,000
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	$ 52,271,000	$ 36,981,000	$ 34,384,000

Consolidated Balance Sheets (Parenthetical) (USD $)	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
ASSETS
Allowance for Doubtful Accounts	$ 1,067,000	$ 950,000	$ 523,000
Accumulated Amortization	$ 3,101,000	$ 2,990,000	$ 2,410,000
Stockholders Equity
Preferred Stock par value	$ 0.001	$ 0.001	$ 0.001
Preferred Stock Authorized	8,003,716	8,003,716	8,003,716
Preferred Stock Issued	0	0	0
Preferred Stock outstanding	0	0	0
Series B Convertible Preferred Stock par Value	$ 0.001	$ 0.001	$ 0.001
Series B Convertible Preferred Stock Authorized	4,000,000	4,000,000	4,000,000
Series B Convertible Preferred Stock Issued	0	0	0
Series B Convertible Preferred Stock Outstanding	0	0	0
Common Stock par value	$ 0.001	$ 0.001	$ 0.001
Common Stock Authorized	20,000,000	20,000,000	20,000,000
Common Stock Issued	5,672,760	3,579,114	3,579,114
Common Stock Outstanding	5,672,760	3,579,114	3,579,114

Consolidated Statements of Operations (Unaudited) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010
Consolidated Statements Of Operations
Net Sales	$ 15,240,000	$ 13,123,000	$ 31,278,000	$ 25,723,000	$ 53,745,000	$ 48,601,000
Cost of Sales - Operational	11,804,000	10,551,000	24,570,000	20,692,000	42,817,000	39,977,000
Cost of Sales - Inventory Revaluation					0	1,157,000
Gross Profit	3,436,000	2,572,000	6,708,000	5,031,000	10,928,000	7,467,000
Operating Expenses	2,140,000	1,523,000	3,816,000	3,100,000	6,549,000	6,915,000
Total Operating Expenses	2,140,000	1,523,000	3,816,000	3,100,000	6,549,000	6,915,000
Income from operations	1,296,000	1,049,000	2,892,000	1,931,000	4,379,000	552,000
Interest and financing costs	(472,000)	(523,000)	(970,000)	(1,043,000)	(2,102,000)	(3,786,000)
Other income (expense), net	(142,000)	(10,000)	(135,000)	(3,000)	27,000	(17,000)
Income (loss) before provision for income taxes	682,000	516,000	1,787,000	885,000	2,304,000	(3,251,000)
Provision for income taxes	363,000	25,000	648,000	25,000	57,000	0
Income (Loss) From Continuing Operations					2,247,000	(3,251,000)
Income From Discontinued Operations					0	342,000
Net Income (Loss)	319,000	491,000	1,139,000	860,000	2,247,000	(2,909,000)
Dividend attributable to preferred stockholders					0	1,436,000
Net income (loss) attributable to common stockholders	$ 319,000	$ 491,000	$ 1,139,000	$ 860,000	$ 2,247,000	$ (2,909,000)
Income (Loss) per share (basic)
Continuing Operations	$ 0.09	$ 0.14	$ 0.31	$ 0.24	$ 0.63	$ (2.89)
Discontinued Operations					$ 0	$ 0.21
Total	$ 0.09	$ 0.14	$ 0.31	$ 0.24	$ 0.63	$ (2.68)
Income (Loss) per share (diluted)
Continuing Operations	$ 0.08	$ 0.14	$ 0.31	$ 0.24	$ 0.63	$ (2.89)
Discontinued Operations					$ 0	$ 0.21
Total	$ 0.08	$ 0.14	$ 0.31	$ 0.24	$ 0.63	$ (2.68)
Weighted average shares outstanding (basic)	3,703,011	3,579,114	3,641,062	3,579,114	3,579,114	1,623,081
Weighted average shares outstanding (diluted)	3,783,324	3,579,114	3,670,457	3,579,114	3,579,254	1,623,081

Consolidated Statement of Stockholders Equity (Unaudited) (USD $)	Series A Preferred Stock	Series B Preferred Stock	Common Stock	Additional Paid-In Capital	Accumulated Deficit	Total
Beginning Balance - Amount at Dec. 31, 2009	$ 0	$ 3,000	$ 0	$ 24,063,000	$ (20,817,000)	$ 3,249,000
Beginning Balance - Shares at Dec. 31, 2009	0	2,627,714	179,245
Non-cash dividends for Series B Preferred Stock, Shares	0	2,739,886	0
Non-cash dividends for Series B Preferred Stock, Amount	0	3,000	0	0	0	3,000
Issuance of Series B Preferred on Exercise of Warrant, Shares		137,138				0
Dividend on Series B Preferred Stock - 2009				460,000		460,000
Conversion of Series B Preferred to Common Stock, Shares		(5,504,738)	3,399,869
Conversion of Series B Preferred to Common Stock, Amount		(6,000)	4,000			(2,000)
Gain on Sale of Subsidiary				1,118,000		1,118,000
Stock compensation expense				368,000		368,000
Net loss					(2,909,000)	(2,909,000)
Ending Balance, Amount at Dec. 31, 2010	0	0	4,000	26,009,000	(23,726,000)	2,287,000
Ending Balance, Shares at Dec. 31, 2010	0	0	3,579,114
Stock compensation expense				131,000		131,000
Net loss					2,247,000	2,247,000
Ending Balance, Amount at Dec. 31, 2011	0	0	4,000	26,141,000	(21,479,000)	4,666,000
Beginning Balance - Shares at Dec. 31, 2011	0	0	3,579,114
Issuance of Shares For Acquisition, Shares	0	0	66,667
Issuance of Shares For Acquisition, Amount	0	0		300,000		300,000
Issuance of Shares For Private Placement, Shares	0	0	1,147,518
Issuance of Shares For Private Placement, Amount	0	0	1,000	6,331,000		6,332,000
Issuance of Shares For conversion of Junior Subordinated Notes, Shares	0	0	867,461
Issuance of Shares For conversion of Junior Subordinated Notes, Amount	0	0	1,000	5,203,000		5,204,000
Issuance of Shares For Costs Associated with Private Placement, Shares			12,000			0
Stock compensation expense				43,000		43,000
Net loss					1,139,000	1,139,000
Ending Balance, Amount at Jun. 30, 2012	$ 0	$ 0	$ 6,000	$ 38,018,000	$ (20,340,000)	$ 17,684,000
Ending Balance, Shares at Jun. 30, 2012	0	0	5,672,760

Consolidated Statements of Cash Flows (Unaudited) (USD $)	6 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010
CASH FLOWS FROM OPERATING ACTIVITIES
Net Income (Loss)	$ 1,139,000	$ 860,000	$ 2,247,000	$ (2,909,000)
Adjustments to Reconcile Net Income (Loss) to Net Cash provided by Operating Activities
Depreciation of property and equipment	715,000	791,000	1,503,000	1,767,000
Amortization of intangible assets	84,000	84,000	168,000	168,000
Amortization of capitalized engineering costs	225,000	360,000	580,000	992,000
Bad debt expense	241,000	188,000	427,000	346,000
Non-cash compensation expense	43,000	60,000	131,000	368,000
Non-cash interest expense including amortization of debt discounts	0	0	0	1,323,000
Amortization of deferred financing costs	27,000	88,000	136,000	279,000
Gain on sale of real estate	(19,000)	(19,000)	(38,000)	(38,000)
Adjustments to Lease Impairment	53,000	0	0	0
(Increase) Decrease in Operating Assets:
Accounts Receivable	(3,680,000)	(1,177,000)	(2,088,000)	848,000
Assets Held for Sale			0	188,000
Inventory	1,280,000	(303,000)	(1,078,000)	125,000
Prepaid Expenses and Other Current Assets	143,000	33,000	(123,000)	61,000
Income Taxes Receivable			0	33,000
Deposits	(124,000)	50,000	57,000	35,000
Other Assets	57,000	3,000	(87,000)	(198,000)
Increase (Decrease) in Operating Liabilities:
Accounts payable and accrued expenses	(735,000)	813,000	1,567,000	236,000
Deferred Rent	47,000	95,000	174,000	190,000
Income Taxes payable	586,000	25,000	57,000	0
Liabilities Held For Sale			0	(914,000)
NET CASH PROVIDED BY OPERATING ACTIVITIES	82,000	1,951,000	3,633,000	2,900,000
CASH FLOWS FROM INVESTING ACTIVITIES
Cash paid for acquisition	(11,400,000)	0
Capitalized engineering costs	(162,000)	(296,000)	(510,000)	(343,000)
Purchase of property and equipment	(243,000)	(288,000)	(778,000)	(770,000)
Deposit for new property and equipment	(116,000)	0
NET CASH USED IN INVESTING ACTIVITIES	(11,921,000)	(584,000)	(1,288,000)	(1,113,000)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from Private Placement	6,885,000	0
Payment of Issuance costs for Private Placement	(553,000)	0
Notes payable - Sellers	(295,000)	(210,000)	(377,000)	(285,000)
Capital lease obligations	(282,000)	(195,000)	(398,000)	(368,000)
Notes payable-Jr. Subordinated Debt			(130,000)	(50,000)
Notes payable - SFFC			0	(4,460,000)
Notes payable - Revolver	3,397,000	(677,000)	(284,000)	849,000
Notes payable - Term Loan PNC	3,400,000	(500,000)	(1,000,000)	3,000,000
Cash paid for deferred financing costs	0	(20,000)	(20,000)	(175,000)
Payments related to Lease Impairment	(55,000)	(50,000)	(96,000)	(223,000)
NET CASH PROVIDED BY (USED IN) FINANCING ACTIVITIES	12,497,000	(1,652,000)	(2,305,000)	(1,712,000)
NET INCREASE IN CASH AND CASH EQUIVALENTS	658,000	(285,000)	40,000	75,000
CASH AND CASH EQUIVALENTS AT BEGINNING OF YEAR	577,000	537,000	537,000	462,000
CASH AND CASH EQUIVALENTS AT END OF YEAR	1,235,000	252,000	577,000	537,000
Supplemental cash flow information:
Cash paid during the year for interest	860,000	944,000	1,895,000	2,345,000
Cash paid during the year for income taxes	64,000	0	0	0
Supplemental schedule of non-cash investing and financing activities:
Junior Subordinated Debt Converted to Common Stock	5,204,000
Property and equipment acquired under capital leases	0	827,000	827,000	0
Non-cash dividends on Series B Preferred Stock			0	(1,436,000)
Purchase of substantially all assets of Nassau Tool Works, Inc and assumption of liabilities in the acquisition as follows:
Fair Value of Tangible Assets acquired	7,941,000
Intangible assets, subject to amortization	4,975,000
Goodwill	162,000
Liabilities assumed	(660,000)
Due to Seller	(718,000)
Common Stock	(300,000)
Cash paid for acquisition	$ 11,400,000

FORMATION AND BASIS OF PRESENTATION	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Accounting Policies [Abstract]
FORMATION AND BASIS OF PRESENTATION

Note 1. FORMATION AND BASIS OF PRESENTATION

Organization and Principal Business Activity

     Air Industries Group, Inc. (the "Company" or “AIRI”), a Delaware corporation, was incorporated on January 13, 2006.

The accompanying condensed consolidated financial statements presented are those of AIRI, and its wholly-owned subsidiaries; Air Industries Machining Corporation (“AIM”), Welding Metallurgy, Inc. ("Welding") and Nassau Tool Works, Inc. (“NTW”) which was acquired on June 20, 2012.

The Company through its AIM subsidiary is primarily engaged in manufacturing aircraft structural parts, and assemblies for prime defense contractors in the aerospace industry in the United States. The Company's customers consist mainly of publicly- traded companies in the aerospace industry. Welding is a specialty welding and products provider whose significant customers include the world's largest aircraft manufacturers, subcontractors, and original equipment manufacturers.  NTW is a manufacturer of aerospace components, principally landing gear for F-16 and F-18 fighter aircraft.

 Basis of Presentation

These condensed consolidated financial statements have been prepared by the Company in accordance with accounting principles generally accepted in the United States of America for interim financial reporting. Accordingly, they do not include all of the information and notes required by generally accepted accounting principles for complete financial statements.  These unaudited interim condensed consolidated financial statements, which, in the opinion of management, reflect all adjustments (including normal recurring adjustments) necessary for a fair presentation, should be read in conjunction with the consolidated financial statements and notes thereto for the year ended December 31, 2011. Operating results for the three and six months ended June 30, 2012 are not necessarily indicative of the results that may be expected for any future interim period or for the entire fiscal year. The results of NTW are included as of June 20, 2012.

Note 1. FORMATION AND BASIS OF PRESENTATION

Organization

     Air Industries Group, Inc. (the "Company" or “AIRI”), a Delaware corporation, was incorporated on January 13, 2006.

The financial statements presented are those of AIRI, and its wholly-owned subsidiaries; Air Industries Machining Corporation  (“AIM”), Welding Metallurgy, Inc. ("Welding") and Sigma Metals Inc. (discontinued as of October 31, 2008) ("Sigma"). See Note 2 Disposition.

     At a Special Meeting of Stockholders on July 29, 2010, the stockholders approved an amendment to the certificate of incorporation to effect a one-for-four hundred (1-for-400) reverse split of our common stock. All share figures and results are reflected on a post-split basis.

Basis of Presentation

The Company is highly leveraged and will need to generate substantial cash flow from operations to satisfy its debt service obligations. As of December 31, 2011, the Company's gross indebtedness was approximately $23,047,000, including approximately $12,880,000 payable to its bank lenders secured by substantially all its assets.  Because the Company is required to maintain a "lock box" account with PNC Bank N.A. “(“PNC”) into which substantially all of the Company's cash receipts are paid, if PNC was to cease lending, the Company would lack the funds to continue its operations.  On November 30, 2010, the Company refinanced its bank debt with PNC for a term of three years.  See Note 8 Notes Payable and Capital Lease Obligations.

The ability of the Company to maintain its current level of operations is subject to the cooperation of PNC and other parties which hold its notes. If PNC was to reduce the amounts loaned to the Company, the Company would have no choice other than to reduce it operations and seek to liquidate certain assets. Any forced liquidation of assets would likely yield less than the amounts at which such assets are valued by the Company.

Certain account balances in 2010 have been reclassified to conform with the current period presentation.

DISPOSITION	12 Months Ended
Dec. 31, 2011
Discontinued Operations and Disposal Groups [Abstract]
DISPOSITION

Note 2. DISPOSITION

Sigma

On April 16, 2007, the Company purchased all of the outstanding capital stock of Sigma for approximately $7,500,000.

During 2008, Sigma's results began to deteriorate and we concluded that to revive the business would require a significant investment. Therefore, in the third quarter of 2008, the Board of Directors decided to discontinue the operations of Sigma.  Operations were discontinued on October 31, 2008.

The Company reached an agreement to sell certain assets of the business to the former stockholders of Sigma in October 2008. In January 2009, the sale was closed.  The Company sold assets including certain accounts receivable, property and equipment, customer list and the rights, title and interest in the name Sigma Metals, Inc. and the domain name Sigmametalsinc.com.

On December 30, 2010, the Company entered into an Asset Purchase Agreement, between its subsidiaries to transfer any remaining assets. Immediately following that transaction, the Company sold its holdings in Sigma to a member of management.  The Company recognized the transaction as an increase of additional paid-in capital of $1,118,000.

The Company’s financial statements reflect Sigma as discontinued operations. The results of operations of this entity is treated as income from discontinued operations, net of tax and separately stated on the Consolidated Statements of Operations below income (loss) from continuing operations. See Note 15 Discontinued Operations.

ACQUISITION	6 Months Ended
Jun. 30, 2012
Business Combinations [Abstract]
ACQUISITION

Note 2. ACQUISITION

On March 15, 2012, the Company, through a newly created subsidiary, entered into a contract with NTW and its shareholders (the “NTW Sellers”) to purchase substantially all of the assets, and to assume certain liabilities, for $12.0 million ($12,000,000), subject to positive or negative adjustments based on net working capital at closing.  The acquisition was completed on June 20, 2012, and the assets, liabilities and the business of NTW is now operated through our new third subsidiary of the Company. The two former shareholders of NTW have joined the management team of the Company pursuant to management contracts.

The acquisition of NTW, Inc was financed by a combination of debt and equity. The Company increased its borrowings from its existing revolving loan and term facilities which have been expanded (see Note 8), and raised equity from a Private Placement during June 2012 (see Note 9).

NTW founded in 1959 is a manufacturer of aerospace components, principally landing gear for F-16 and F-18 fighter aircraft. In recent years approximately 80% of NTW’s net sales are direct to the US Government, specifically the US Navy and Air Force.   NTW believes that some of its products are ultimately shipped abroad to support foreign military sales by the US Government. NTW supplies both individual components for repair and complete landing gear for refurbishment. The balance of NTW’s net sales involve machining, turning, deep-hole drilling, and trepanning projects for other aerospace manufacturers.

The acquisition of NTW by AIRI results in a larger enterprise, with greater diversification of customers and aircraft platforms. The combined company has enhanced technical capabilities which we believe will lead to increased sales of landing gear product to our existing and prospective customers.

The acquisition of NTW was accounted for under ASC 805, “Business Combinations.”  The total purchase price was allocated to assets acquired and liabilities assumed based on a study of their relative fair values.  The final valuation has been completed.  The purchase price allocation is set forth below.

Fair Value of Tangible Assets acquired	$7,941,000
Intangible assets, subject to amortization	4,975,000
Goodwill	162,000
Liabilities assumed	(660,000)
Total	$12,418,000

The cost of the acquisition totaled $12,418,000.  The purchase price of the acquisition is as follows:

1.	At closing, the NTW Sellers were paid $11,400,000.
2.	The issuance of 66,667 shares of common stock valued at $300,000.

3.	$200,000 paid in July after the release of a lien on certain property and equipment purchased.
4.	$518,000 to be paid for a working capital adjustment. See below.

It was determined that an increase in the NTW Sellers’ working capital adjustment in the amount of $518,000 was necessary and is reflected in the purchase price allocation above.  At June 30, 2012, this amount is due and payable to the NTW Sellers and is included on the condensed consolidated balance sheet in accounts payable and accrued expenses.

In addition, in July 2012, the Company paid $107,000 of liabilities of NTW not assumed under the acquisition agreement.  Such amount will either be repaid by NTW or offset against amounts owed to the NTW Sellers.

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Accounting Policies [Abstract]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Note 3. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Accounts Receivable

Accounts receivable are reported at their outstanding unpaid principal balances net of allowances for uncollectable accounts. The Company provides for allowances for uncollectible receivables based on management's estimate of uncollectible amounts considering age, collection history, and any other factors considered appropriate. The Company writes off accounts receivable against the Allowance for Doubtful Accounts when a balance is determined to be uncollectible.

	June 30,	December 31,
	2012	2011
	(Unaudited)
Accounts Receivable Gross	$11,611,000	$6,992,000
Allowance for Doubtful Accounts	(1,067,000)	(950,000)
Accounts Receivable Net	$10,544,000	$6,042,000

Inventory Valuation

Inventory at June 30, 2012 and 2011 was computed based on a “gross profit” method.

The Company valued inventory at December 31, 2011 at the lower of cost on a first-in-first-out basis or market.

Long-Lived and Intangible Assets

Identifiable intangible assets are amortized using the straight-line method over the period of expected benefit.

Long-lived assets and intangible assets subject to amortization to be held and used are reviewed for impairment whenever events or changes in circumstances indicate that the related carrying amount may be impaired. The Company records an impairment loss if the undiscounted future cash flows are found to be less than the carrying amount of the asset. If an impairment loss has occurred, a charge is recorded to reduce the carrying amount of the asset to fair value. There has been no impairment as of June 30, 2012 and December 31, 2011.

Credit and Concentration Risks

There were two customers that represented 60.6% and 73.5% of total sales for the three months ended June 30, 2012 and 2011, respectively. This is set forth in the table below.

Customer	Percentage of Sales
	2012	2011
	(Unaudited)	(Unaudited)

1	31.6	21.5
2	29.0	52.0

There were two customers that represented 64.9% and 67.1% of total sales for the six months ended June 30, 2012 and 2011, respectively. This is set forth in the table below.

Customer	Percentage of Sales
	2012	2011
	(Unaudited)	(Unaudited)

1	33.7	47.9
2	31.2	19.2

There were four customers that represented 69.8% of gross accounts receivable at June 30, 2012 and five customers that represented 82.2% of gross accounts receivable at December 31, 2011.  This is set forth in the table below.

Customer	Percentage of Receivables
	June	December
	2012	2011
	(Unaudited)
1	26.6	18.3
2	19.7	12.9
3	11.8	26.2
4	11.7	13.3
5	*	11.5

* Customer was less than 10% of receivables at June 30, 2012

During the year, the Company had occasionally maintained balances in its bank accounts that were in excess of the FDIC limit.  The Company has not experienced any losses on these accounts.

Substantially all of the workforce at AIM is subject to a union contract with the United Service Workers Union TUJAT Local 355 (the "Union").  The contract expires on December 31, 2015.

AIM has several key sole-source suppliers of various parts that are important for one or more of our products. These suppliers are our only source for such parts and, therefore, in the event any of them were to go out of business or be unable to provide us parts for any reason, our business could be severely harmed.

Earnings per share

Basic earnings per share is computed by dividing the net income applicable to common stockholders by the weighted-average number of shares of common stock outstanding for the period. Potentially dilutive shares, using the treasury stock method, are included in the diluted per-share calculations for all periods when the effect of their inclusion is dilutive.  The following securities have been excluded from the calculation as their effect would be anti-dilutive:

	June 30,	June 30,
	2012	2011
Stock Options	15,548	291,428
Warrants	250	19,865

Stock-Based Compensation

The Company accounts for stock-based compensation in accordance with FASB ASC 718, "Compensation – Stock Compensation." Under the fair value recognition provision of the ASC, stock-based compensation cost is estimated at the grant date based on the fair value of the award. The Company estimates the fair value of stock options and warrants granted using the Black-Scholes-Merton option pricing model.

The Company recorded expenses of $21,000 and $29,000 for the three months ended June 30, 2012 and 2011, respectively  and expenses of $43,000 and $60,000 for the six months ended June 30, 2012 and 2011, respectively, in its consolidated statement of operations. These expenses are included as a component of general and administrative expense.

Goodwill

Goodwill represents the excess of the acquisition cost of businesses over the fair value of the identifiable net assets acquired. The goodwill amount of $453,000 is comprised of $291,000 that relates to the acquisition of Welding and $162,000 that relates to the acquisition of NTW. Goodwill is not amortized, but is tested at least annually for impairment, or if circumstances change that will more likely than not reduce the fair value of the reporting unit below its carrying amount.

The Company performs impairment testing for goodwill annually, or more frequently when indicators of impairment exist.  The Company has determined that there has been no impairment of goodwill at June 30, 2012 and December 31, 2011.

Subsequent Events

Management has evaluated subsequent events through September 13, 2012, the date at which the financial statements were available to be issued.

Note 3. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Principal Business Activity

The Company through its AIM subsidiary is primarily engaged in manufacturing aircraft structural parts, and assemblies for prime defense contractors in the aerospace industry in the United States. The Company's customers consist mainly of publicly- traded companies in the aerospace industry. Welding is a specialty welding and products provider whose significant customers include the world's largest aircraft manufacturers, subcontractors, and original equipment manufacturers.

Principles of Consolidation

The accompanying consolidated financial statements include accounts of the Company and its wholly-owned subsidiaries. Significant inter-company accounts and transactions have been eliminated in consolidation.

Cash and Cash Equivalents

Cash and cash equivalents include all highly liquid instruments with an original maturity of three months or less.

Accounts Receivable

Accounts receivable are reported at their outstanding unpaid principal balances net of allowances for uncollectable accounts. The Company provides for allowances for uncollectible receivables based on management's estimate of uncollectible amounts considering age, collection history, and any other factors considered appropriate. The Company writes off accounts receivable against the Allowance for Doubtful Accounts when a balance is determined to be uncollectible.

	December 31,	December 31,
	2011	2010

Accounts Receivable Gross	$6,992,000	$4,904,000
Allowance for Doubtful Accounts	(950,000)	(523,000)
Accounts Receivable Net	$6,042,000	$4,381,000

Inventory Valuation

The Company values inventory at the lower of cost on a first-in-first-out basis or market.

AIM generally purchases inventory only when it has non-cancellable contracts from its customers for orders of its finished goods. Welding generally produces pursuant to customer orders and maintains relatively low inventory levels. AIM occasionally produces finished goods in excess of purchase order quantities in anticipation of future purchase order demand; historically this excess has been used in fulfilling future purchase orders. The Company periodically evaluates inventory items that are not secured by purchase orders and establishes reserves for obsolescence accordingly. The Company also reserves for excess quantities, slow-moving goods, and for other impairment of value.

Capitalized Engineering Cost

The Company has contractual agreements with customers to produce parts, which the customers design. Though the Company has not designed and thus has no proprietary ownership of the parts, the manufacturing of these parts requires pre-production engineering and programming of the Company’s machines.  The pre-production costs associated with a particular contract are capitalized and then amortized beginning with the first shipment of product pursuant to such contract. These costs are amortized on a straight line basis over the estimated length of the contract, or if shorter, three years.

If the Company is reimbursed for all or a portion of the pre-production expenses associated with a particular contract, only the unreimbursed portion would be capitalized. The Company may also progress bill customers for certain engineering costs being incurred. Such billings are recorded as progress billings (a reduction of the associated inventory) until the appropriate revenue recognition criteria have been met. The Terms and Conditions contained in customer purchase orders may provide for liquidated damages in the event that a stop-work order is issued prior to the final delivery of the product.

Property and Equipment

Property and equipment are carried at cost net of accumulated depreciation and amortization. Repair and maintenance charges are expensed as incurred. Property, equipment, and improvements are depreciated using the straight-line method over the estimated useful lives of the assets or the particular improvements.  Expenditures for repairs and improvements in excess of $1,000 that add to the productive capacity or extend the useful life of an asset are capitalized. Upon disposition, the cost and related accumulated depreciation are removed from the accounts and any related gain or loss is reflected in earnings.

Long-Lived and Intangible Assets

Identifiable intangible assets are amortized using the straight-line method over the period of expected benefit.

Long-lived assets and intangible assets subject to amortization to be held and used are reviewed for impairment whenever events or changes in circumstances indicate that the related carrying amount may be impaired. The Company records an impairment loss if the undiscounted future cash flows are found to be less than the carrying amount of the asset. If an impairment loss has occurred, a charge is recorded to reduce the carrying amount of the asset to fair value. There has been no impairment as of December 31, 2011 and 2010.

Deferred Financing Costs

Costs incurred with obtaining and executing debt arrangements are capitalized and amortized on the effective interest method over the term of the related debt.

Revenue Recognition

The Company recognizes revenue in accordance with Staff Accounting Bulletin No. 104, "Revenue Recognition." The Company recognizes revenue when products are shipped and the customer takes ownership and assumes risk of loss, collection of the relevant receivable is probable, persuasive evidence of an arrangement exists, and the sales price is fixed or determinable. Payments received in advance from customers for products delivered are recorded as customer advance payments until earned, at which time revenue is recognized. The Terms and Conditions contained in our customer purchase orders often provide for liquidated damages in the event that a stop work order is issued prior to the final delivery. The Company utilizes a Returned Merchandise Authorization or RMA process for determining whether to accept returned products. Customer requests to return products are reviewed by the contracts department and if the request is approved, a credit is issued upon receipt of the product. Net sales represent gross sales less returns and allowances.

Use of Estimates

In preparing the financial statements, management is required to make estimates and assumptions that affect the reported amounts in the financial statements and accompanying notes. The more significant management estimates are the useful lives of property and equipment, provisions for inventory obsolescence, accrued expenses and various contingencies. Actual results could differ from those estimates. Changes in facts and circumstances may result in revised estimates, which are recorded in the period in which they become known.

Credit and Concentration Risks

There were three customers that represented 75.5% of total sales for the year ended December 31, 2011 and two customers that represented 65.4% of total sales for the year ended December 31, 2010. This is set forth in the table below.

Customer	Percentage of Sales
	2011	2010

1	44.4	49.3
2	19.2	16.1
3	11.9	*

* Customer was less than 10% of sales in 2010

There were five customers that represented 82.2% of gross accounts receivable at December 31, 2011 and three customers that represented 52.6% of gross accounts receivable at December 31, 2010.  This is set forth in the table below.

Customer	Percentage of Receivables
	2011	2010

1	26.2	12.6
2	18.3	19.1
3	13.3	20.9
4	12.9	*
5	11.5	*

* Customer was less than 10% of receivables in 2010

During the year, the Company had occasionally maintained balances in its bank accounts that were in excess of the FDIC limit.  The Company has not experienced any losses on these accounts.

Substantially all of the workforce at AIM is subject to a union contract with the United Service Workers Union TUJAT Local 355 (the "Union").  The contract expires on December 31, 2015.

AIM has several key sole-source suppliers of various parts that are important for one or more of our products. These suppliers are our only source for such parts and, therefore, in the event any of them were to go out of business or be unable to provide us parts for any reason, our business could be severely harmed.

Income Taxes

The Company accounts for income taxes in accordance with accounting guidance now codified as FASB ASC 740, "Income Taxes," which requires that the Company recognize deferred tax liabilities and assets based on the differences between the financial statement carrying amounts and the tax bases of assets and liabilities, using enacted tax rates in effect in the years the differences are expected to reverse. Deferred income tax benefit (expense) results from the change in net deferred tax assets or deferred tax liabilities. A valuation allowance is recorded when it is more likely than not that some or all deferred tax assets will not be realized.

The Company has adopted the provisions of FASB ASC 740-10-05 "Accounting for Uncertainty in Income Taxes." The ASC clarifies the accounting for uncertainty in income taxes recognized in an enterprise's financial statements.  The ASC prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return.  The ASC provides guidance on de-recognition, classification, interest and penalties, accounting in interim periods, disclosure and transition.

Earnings per share

Basic earnings per share is computed by dividing the net income applicable to common stockholders by the weighted-average number of shares of common stock outstanding for the period. Potentially dilutive shares, using the treasury stock method, are included in the diluted per-share calculations for all periods when the effect of their inclusion is dilutive.  The following securities have been excluded from the calculation as their effect would be anti-dilutive:

	December 31,	December 31,
	2011	2010
Stock Options	291,316	291,428
Warrants	19,865	19,865

Stock-Based Compensation

The Company accounts for stock-based compensation in accordance with FASB ASC 718, "Compensation – Stock Compensation." Under the fair value recognition provision of the ASC, stock-based compensation cost is estimated at the grant date based on the fair value of the award. The Company estimates the fair value of stock options and warrants granted using the Black-Scholes-Merton option pricing model.

Goodwill

Goodwill represents the excess of the acquisition cost of businesses over the fair value of the identifiable net assets acquired. The goodwill amount of $291,000 relates to the acquisition of Welding Metallurgy. Goodwill is not amortized, but is tested at least annually for impairment, or if circumstances change that will more likely than not reduce the fair value of the reporting unit below its carrying amount.

In September 2011, the FASB issued ASU 2011-08 (ASU 2011-08), “Intangibles Goodwill and Other (Topic 350): Testing Goodwill for Impairment” ASU 2011-08 updated the guidance on the periodic testing of goodwill for impairment. The updated guidance gives companies the option to perform a qualitative assessment to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying amount. The amendment is intended to reduce the cost and complexity of the annual goodwill impairment test by providing entities an option to perform a qualitative assessment to determine whether further impairment testing is necessary. The update ASU 2011-08 is effective for fiscal years beginning after December 15, 2012 for non-public entities, with early adoption permitted.   The Company adopted ASU 2011-08 effective October 1, 2011.  The adoption did not have a material effect on the Company’s financial position, results of operation or cash flows.

The Company performs impairment testing for goodwill annually, or more frequently when indicators of impairment exist.  As discussed above, the Company adopted ASU 2011-08 and performed a qualitative assessment in the fourth quarter of 2011to determine whether it was more likely than not that the fair value of Welding Metallurgy was less than its carrying amount.

The Company has determined that there has been no impairment of goodwill at December 31, 2011 and 2010.

Freight Out

Freight out is included in operating expenses and amounted to $90,000 and $110,000 for the years ended December 31, 2011 and 2010, respectively.

Subsequent Events

Management has evaluated subsequent events through March 12, 2012, the date at which the financial statements were available to be issued.

INVENTORY	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Inventory Disclosure [Abstract]
INVENTORY

Note 4. INVENTORY

The components of inventory at December 31, 2011 consisted of the following:

Raw Materials	$5,209,000
Work In Progress	12,094,000
Finished Goods	7,021,000
Inventory Reserve	(1,803,000)
Total Inventory	$22,521,000

Note 4. INVENTORY

The components of inventory at December 31, consisted of the following:

	December 31,	December 31,
	2011	2010

Raw Materials	$5,209,000	$5,523,000
Work In Progress	12,094,000	10,692,000
Finished Goods	7,021,000	7,299,000
Inventory Reserve	(1,803,000)	(2,071,000)
Total Inventory	$22,521,000	$21,443,000

The Company periodically evaluates inventory and establishes reserves for obsolescence, excess quantities, slow-moving goods, and for other impairment of value.  During the year ended December 31, 2010, the Company increased its reserve by approximately $1,157,000 for slow-moving inventory that the Company determined may no longer have any value.  The increase is specifically identified in Cost of Goods Sold.

PROPERTY AND EQUIPMENT	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT

Note 5. PROPERTY AND EQUIPMENT

The components of property and equipment consisted of the following:

	June 30,	December 31,
	2012	2011
	(Unaudited)
Machinery and Equipment	$5,501,000	$3,700,000	5 - 8 years
Capital Lease Machinery and Equipment	3,877,000	3,877,000	5 - 8 years
Tools and Instruments	3,456,000	3,417,000	1.5 - 7 years
Automotive Equipment	55,000	55,000	5 years
Furniture and Fixtures	231,000	219,000	5 - 8 years
Leasehold Improvements	612,000	595,000	Term of Lease
Computers and Software	173,000	158,000	4-6 years
Total Property and Equipment	13,905,000	12,021,000
Less: Accumulated Depreciation	(8,765,000)	(8,050,000)
Property and Equipment, net	$5,140,000	$3,971,000

Depreciation expense for the three months ended June 30, 2012 and 2011 were approximately $359,000 and $379,000, respectively. Depreciation expense for the six months ended June 30, 2012 and 2011 were approximately $715,000 and $791,000, respectively.

Note 5. PROPERTY AND EQUIPMENT

The components of property and equipment at December 31, consisted of the following:

	2011	2010

Machinery and Equipment	$3,700,000	$3,483,000	5 - 8 years
Capital Lease Machinery and Equipment	3,877,000	2,695,000	5 - 8 years
Tools and Instruments	3,417,000	3,105,000	1.5 - 7 years
Automotive Equipment	55,000	55,000	5 years
Furniture and Fixtures	219,000	212,000	5 - 8 years
Leasehold Improvements	595,000	595,000	Term of Lease
Computers and Software	158,000	158,000	4-6 years
Deposit on new Machinery	-	192,000
Total Property and Equipment	12,021,000	10,495,000
Less: Accumulated Depreciation	(8,050,000)	(6,560,000)
Property and Equipment, net	$3,971,000	$3,935,000

Depreciation expense for the year ended December 31, 2011 and 2010 were approximately $1,503,000 and $1,767,000, respectively.

In May 2011, the Company acquired new machinery in the amount of $1,182,000.  The Company paid $355,000 in cash and the balance was financed by a new capital lease in the amount of $827,000.

INTANGIBLE ASSETS	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Goodwill and Intangible Assets Disclosure [Abstract]
INTANGIBLE ASSETS

Note 6. INTANGIBLE ASSETS

The components of the intangibles assets consisted of the following:

	June 30,	December 31,
	2012	2011
	(Unaudited)
Customer Relationships	$5,815,000	$890,000	5 to 14 years
Trade Names	770,000	770,000	20 years
Technical Know-how	660,000	660,000	10 years
Non-Compete	50,000	-	5 years
Professional Certifications	15,000	15,000	.25 to 2 years
Total Intangible Assets	7,310,000	2,335,000
Less: Accumulated Amortization	(812,000)	(728,000)
Intangible Assets, net	$6,498,000	$1,607,000

The expense for the amortization of the intangibles for both the three and six months ended June 30, 2012 and 2011 was approximately $42,000 and 84,000 respectively.

Note 6. INTANGIBLE ASSETS

The components of the intangibles assets at December 31, consisted of the following:

	2011	2010

Customer Relationships	$890,000	$890,000	11 to 14 years
Trade Names	770,000	770,000	20 years
Technical Know-how	660,000	660,000	10 years
Professional Certifications	15,000	15,000	.25 to 2 years
Total Intangible Assets	2,335,000	2,335,000
Less: Accumulated Amortization	(728,000)	(560,000)
Intangible Assets, net	$1,607,000	$1,775,000

The expense for the amortization of the intangibles for both the years ended December 31, 2011 and 2011 was $168,000.

Future amortization of intangibles is as follows:

For the twelve months ending	Amount
December 31, 2012	$168,000
December 31, 2013	168,000
December 31, 2014	168,000
December 31, 2015	168,000
December 31, 2016	168,000
Thereafter	767,000
Total	$1,607,000

SALE AND LEASEBACK TRANSACTION	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Leases [Abstract]
SALE AND LEASEBACK TRANSACTION

Note 7. SALE AND LEASEBACK TRANSACTION

On October 24, 2006, the Company consummated a Sale and Leaseback Arrangement, whereby the Company sold the buildings and real property comprising its corporate headquarters in Bay Shore, New York (the "Property") for a purchase price of $6,200,000.  The Company accounted for the transaction under the provisions of FASB ASC 840-40, “Leases – Sale-Leaseback Transactions.”  The Company realized a gain on the sale of $1,051,000 of which $300,000 was recognized during the year ended December 31, 2006. The remaining $751,000 is being recognized ratably over the remaining term of the twenty year lease at approximately $38,000 per year.  The gain is included in Other Income in the accompanying Condensed Consolidated Statement of Income. The unrecognized portion of the gain in the amount of $542,000 and $561,000 as of June 30, 2012 and December 31, 2011, respectively, is classified as Deferred Gain on Sale in the accompanying Condensed Consolidated Balance Sheet.

Note 7. SALE AND LEASEBACK TRANSACTION

On October 24, 2006, the Company consummated a Sale & Leaseback Arrangement, whereby the Company sold the buildings and real property comprising its corporate headquarters in Bay Shore, New York (the "Property") for a purchase price of $6,200,000.  The Company accounted for the transaction under the provisions of FASB ASC 840-40, “Leases – Sale-Leaseback Transactions.”  The Company realized a gain on the sale of $1,051,000 of which $300,000 was recognized during the year ended December 31, 2006. The remaining $751,000 is being recognized ratably over the remaining term of the twenty year lease at approximately $38,000 per year.  The gain is included in Other Income in the accompanying Consolidated Statement of Operations. The unrecognized portion of the gain in the amount of $561,000 and $599,000 as of December 31, 2011 and 2010, respectively, is classified as Deferred Gain on Sale in the accompanying Consolidated Balance Sheet.

Simultaneous with the closing of the sale of the Property, the Company entered into a 20-year triple-net lease (the "Lease") with the Purchaser for the property. Base annual rent is approximately $540,000 for the first five years, $560,000 for the sixth year, and thereafter increases 3% per year. The Lease grants AIM an option to renew the Lease for an additional period of five years. The Company has on deposit with the Purchaser $127,500 as security for the performance of its obligations under the Lease. In addition, the Company deposited $393,000 with the landlord as security for the completion of certain repairs and upgrades to the Property. This amount is included in the caption Deferred Finance costs, net, Deposit and Other Assets on the accompanying Consolidated Balance Sheet. Pursuant to the terms of the Lease, the Company is required to pay all of the costs associated with the operation of the facilities, including, without limitation, insurance, taxes and maintenance. These costs will be offset against the funds that are deposited with the landlord. The lease also contains customary representations, warranties, obligations, conditions and indemnification provisions and grants the Purchaser customary remedies upon a breach of the lease by the Company, including the right to terminate the Lease and hold the Company liable for any deficiency in future rent.  See Note 11 Commitments and Contingencies.

NOTES PAYABLE AND CAPITAL LEASE OBLIGATIONS	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Debt Disclosure [Abstract]
NOTES PAYABLE AND CAPITAL LEASE OBLIGATIONS

Note 8. NOTES PAYABLE AND CAPITAL LEASE OBLIGATIONS

Notes payable and capital lease obligations at consist of the following:

	June 30,	December 31,
	2012	2011
	(Unaudited)
Revolving credit notes payable to PNC Bank N.A. ("PNC") and
secured by substantially all assets	$14,278,000	$10,880,000
Term loan, PNC	5,400,000	2,000,000
Capital lease obligations	1,589,000	1,871,000
Notes payable to sellers of acquired business	1,681,000	1,976,000
Junior subordinated notes	1,115,000	6,320,000
Subtotal	24,063,000	23,047,000
Less: Current portion of notes and capital obligations	(17,297,000)	(14,055,000)
Notes payable and capital lease obligations, net of current portion	$6,766,000	$8,992,000

 PNC Bank N.A. ("PNC")

The Company has a credit facility with PNC (the "Loan Facility"), secured by substantially all of its assets.  Simultaneously with the acquisition of NTW, the Company entered in to an amendment to the Loan Facility and paid an amendment fee of $50,000.  The Loan Facility now provides for maximum borrowings of $23,400,000 (increased from $19,000,000) consisting of the following:

(i)	a $18,000,000 revolving loan (includes inventory sub-limit of $12,250,000)
(ii)	a $5,400,000 term loan and

(iii)	adds NTW as one of the borrowers

The Company borrowed an additional $2,840,000 under the revolving loan as part of the acquisition of NTW. The revolving loan bears interest at (a) the sum PNC's base commercial lending rate as published from time to time ("PNC Rate") plus 2.00% or (b) the greater of the sum of the Eurodollar rate plus 3.5.  The revolving loan had an interest rate of 5.50% per annum at both June 30, 2012 and December 31, 2011, and an outstanding balance of $14,278,000 and $10,880,000, respectively. The maturity date of the revolving loan was extended from November 15, 2013 to November 30, 2016.

Each day, the Company's cash collections are swept directly by the bank to reduce the revolving loans and we then borrow according to a borrowing base. As such, the Company generally has no cash on hand. Because the revolving loans contain a subjective acceleration clause which could permit PNC to require repayment prior to maturity, the loans are classified with the current portion of notes and capital lease obligations.

The Company borrowed an additional $3,900,000 under the term loan as part of the acquisition of NTW.  The balance of the term loan is now $5,400,000.  The maturity date of the term loan was extended from December 2013 to June 2015 and bears interest, at the option of the Company equal to (a) the greater of (i) the sum of the PNC Rate plus 6.5% and (ii) 11.5%, with respect to Domestic Rate Loans or (b) the greater of (i) the sum of the Eurodollar Rate plus 8.5% and (ii) 10.5%, with respect to Eurodollar Rate Loans.  Repayment under the term loan shall consist of 36 consecutive monthly principal installments, the first 35 of which will be in the amount of $150,000 commencing on the first business day of July 2012, with the 36th and final payment of any unpaid balance of principal and interest payable on the first business day of June 2015.  Additionally, there is a mandatory prepayment equal to 50% of Excess Cash Flow (as defined) for each fiscal quarter commencing with the fiscal quarter ended September 30, 2012, payable upon the delivery of the financial statements to PNC for such fiscal period, but no later than 45 days after the end of the fiscal period.   At June 30, 2012 and December 31, 2011, the balance due under the term loan was $5,400,000 and $2,000,000, respectively.

To the extent that the Company disposes of collateral used to secure the Loan Facility, other than inventory, the Company must promptly repay the draws on the credit facility in amount equal to the net proceeds of such sale.

The terms of the Loan Facility require that, among other things, the Company maintain certain financial ratios and levels of working capital. As of June 30, 2012 and December 31, 2011, the Company was in compliance with all terms of its credit facility with PNC.

The Loan Facility also is secured by all assets of the Company and the Company's receivables are payable directly into a lockbox controlled by PNC (subject to the terms of the Loan Facility). PNC may use some elements of subjective business judgment in determining whether a material adverse change has occurred in the Company's condition, results of operations, assets, business, properties or prospects allowing it to demand repayment of the Loan Facility.

As of June 30, 2012 the future minimum principal payments for the term loan are as follows

For the twelve months ending	Amount
June 30, 2013	$1,800,000
June 30, 2014	1,800,000
June 30, 2015	1,800,000
PNC Term Loan Payable	5,400,000
Less: Current portion	(1,800,000)
Long-term portion	$3,600,000

Interest expense related to these credit facilities amounted to approximately $205,000 and $226,000 for the three months ended June 30, 2012 and 2011, respectively, and $410,000 and $476,000 for the six months ended June 30, 2012 and 2011, respectively

On July16, 2012 the Company entered into the 18th amendment to our Credit Facility with PNC bank.  This amendment allowed for the repayment of $115,000 of our Junior Subordinated Notes.

Capital Leases Payable – Equipment

The Company is committed under several capital leases for manufacturing and computer equipment. All leases had bargain purchase options exercisable at the termination of each lease. Capital lease obligations totaled $1,589,000 and $1,871,000 as of June 30, 2012 and December 31, 2011, respectively, with various interest rates ranging from 7.7% to 9.5%.

     As of June 30, 2012, the aggregate future minimum lease payments, including imputed interest, with remaining terms of greater than one year are as follows:

For the twelve months ending	Amount
June 30, 2013	$711,000
June 30, 2014	671,000
June 30, 2015	212,000
June 30, 2016	207,000
Total future minimum lease payments	1,801,000
Less: imputed interest	(212,000)
Less: current portion	(598,000)
Total Long Term Portion	$991,000

Notes Payable - Sellers

As of June 30, 2012 and December 31, 2011, the balance owed to the sellers of Welding is:

	June 30,	Decemeber 31,
	2012	2011
	(Unaudited)
Former Welding Stockholders	$1,681,000	$1,976,000
Less: Current Portion	(622,000)	(601,000)
Total long-term portion	$1,059,000	$1,375,000

In connection with the acquisition of Welding on August 24, 2007, the Company incurred a note payable (“Note”) to the former stockholders of Welding. Our obligation under the Note is subordinate to our indebtedness to PNC.

     The Note and payment terms were adjusted and/or amended several times.  On October 1, 2010, the Company entered into letter agreement with the former stockholders of Welding.  It was agreed that all interest that had been accrued and not yet paid under prior arrangements would be capitalized into the principal balance of the note, making the new balance of the note $2,397,967.  Payments on the note began on October 1, 2010.  It was further agreed that payments would be made according to the following schedule: equal monthly installments of $40,000 on the first business day of each month until December 31, 2011, followed by equal monthly installments of $60,000 on the first business day of each month commencing on January 1, 2012 and continuing until the entire principal amount of the obligation is paid in full, which is estimated to be in January 2015.  Interest shall accrue at the rate of 7% per annum, and each payment will first apply to interest and then to principal.  At June 30, 2012 and December 31, 2011, the balance owed under the note was $1,681,000 and $1,976,000 respectively.

     As of June 30, 2012, the future minimum payments for the note payable to the former stockholders of Welding are as follows:

For the twelve months ending	Amount
June 30, 2013	$622,000
June 30, 2014	667,000
June 30, 2015	392,000
Former WMI Stockholders Notes Payable	1,681,000
Less: Current portion	(622,000)
Long-term portion	$1,059,000

Interest expense related to notes payable to the former stockholders was $31,000 and $38,000 for the three months ended March 31, 2012 and 2011, respectively and $65,000 and $78,000 for the six months ended June 30, 2012 and 2011 respectively.

Junior Subordinated Notes

In 2008, the Company sold in a series of private placements to accredited investors $5,545,000 of principal in junior subordinated notes, together with 983,324 shares of its common stock  and 207,600 shares of Series B Convertible Preferred Stock (“Series B Preferred”), for a total purchase price of $5,545,000. The notes bear interest at the rate of 1% per month (or 12% per annum).

In the first quarter ended March 31, 2009, the Company sold in a private placement to accredited investors, an additional $445,000 of principal in notes together with 35,600 shares of our Series B Preferred for a total purchase price of $445,000.

In connection with the offering of the Company's junior subordinated notes and Series B Preferred which commenced in September 2008, the Company issued to Taglich Brothers, Inc. ("Taglich"), as placement agent, a junior subordinated note in the principal amount of $510,000 and 39,640 shares of Series B Preferred. The terms of the note issued to Taglich are identical to the notes.  In addition, the Company issued a warrant to purchase 137,138 shares of its Series B Preferred to Taglich.   In connection with the amounts raised in 2009, the Company issued Taglich 3,560 shares of Preferred Series B and will issue to Taglich a note on the same terms as the Junior Subordinated Notes referred to above for commission of $44,500.

In conjunction with the Private Placement of our common stock to raise money for the acquisition of NTW, we solicited the holders of our Junior Subordinated Notes to convert their notes to Common Stock at a price of $6.00 per share.  On June 29, 2012, we issued 867,461 shares of our common stock in exchange for approximately $5,204,000 of our Junior Subordinated Notes. On July 26, 2012, we repaid $115,000 of our Junior Subordinated Notes along with the accrued interest thereon of approximately $1,000.

The due date of the remaining notes were extended from November 18, 2013 to mature on November 30, 2016 and are subordinated to the Company's obligations to PNC.

The balance owed at June 30, 2012 and December 31, 2011 amounted to $1,115,000 and $6,320,000, respectively.

Interest expense amounted to $188,000 and $193,000 for the three months ended June 30, 2012 and 2011, respectively and $379,000 and $387,000 for the six months ended June 30, 2012 and 2011 respectively.

Note 8. NOTES PAYABLE AND CAPITAL LEASE OBLIGATIONS

Notes payable and capital lease obligations at December 31, consist of the following:

	December 31,	December 31,
	2011	2010

Revolving credit notes payable to PNC Bank N.A. ("PNC") and
secured by substantially all assets	$10,880,000	$11,164,000
Term loan, PNC	2,000,000	3,000,000
Capital lease obligations	1,871,000	1,508,000
Notes payable to sellers of acquired businesses	1,976,000	2,354,000
Junior subordinated notes	6,320,000	6,450,000
Subtotal	23,047,000	24,476,000
Less: Current portion of notes and capital obligations	(14,055,000)	(12,940,000)
Notes payable and capital lease obligations, net of current portion	$8,992,000	$11,536,000

PNC Bank N.A. ("PNC")

On November 30, 2005, the Company executed a credit facility with PNC (the "Loan Facility"), secured by substantially all of its assets. The Loan Facility provided for maximum borrowings of $19,000,000 consisting of the following:

(i)	a $14,000,000 revolving loan
(ii)	a $3,500,000 term loan and

(iii)	a $1,500,000 equipment financing loan

On November 30, 2010, the Company executed a renewal and amendment to the Loan Facility with PNC providing for the following:

(i)	a $16,000,000 revolving loan
(ii)	a $3,000,000 term loan and

(iii)	included Welding Metallurgy as one of the borrowers

The revolving loan originally bore interest, at the option of the Company, that is based on (i) the higher of (A) PNC's base commercial lending rate as published from time to time ("PNC Rate") plus 0.25% or (B) the Federal Funds rate plus 0.5%, or (ii) the Eurodollar Rate for the Interest Period selected by the Company plus 2.5%.The revolving loan had an interest rate of  5.50%  per annum at both December 31, 2011 and 2010, and an outstanding balance of $10,880,000 and $11,164,000, respectively. The revolving loan was payable in full in April 2010 but the maturity date was extended to November 15, 2013 by the renewal and amendment executed on November 30, 2010  as discussed below.  The interest rates were amended as part of the Ninth Amendment to the Loan Facility (see discussion below).

Each day, the Company's cash collections are swept directly by the bank to reduce the revolving loans and we then borrow according to a borrowing base. As such, the Company generally has no cash on hand. Because the revolving loans contain a subjective acceleration clause which could permit PNC to require repayment prior to maturity, the loans are classified with the current portion of notes and capital lease obligations.

The new term loan in the amount of $3,000,000 matures in December 2013 and bears interest, at the option of the Company equal to (a) the greater of (i) the sum of the PNC Rate plus 6.5% and (ii) 11.5%, with respect to Domestic Rate Loans or (b) the greater of (i) the sum of the Eurodollar Rate plus 8.5% and (ii) 10.5%, with respect to Eurodollar Rate Loans.  The proceeds of this term loan were used to repay the entire balance due Steel City Capital Funding LLC (see below).  Repayment under the term loan shall consist of 36 consecutive monthly principal installments, the first 35 of which will be in the amount of $83,330 commencing on the first business day of January 2011, with the 36th and final payment of any unpaid balance of principal and interest payable on the first business day of December 2013.  Additionally, there is a mandatory prepayment of equal to 50% of Excess Cash Flow (as defined) for each fiscal year commencing with the fiscal year 2011, payable upon the delivery of the financial statements to PNC for such fiscal period, but no later than 90 days after the end of the fiscal year.  This has been calculated to be approximately $1,295,000 for the year ended December 31, 2011.  At December 31, 2011 and 2010, the balance due under the term loan was $2,000,000 and $3,000,000, respectively.

To the extent that the Company disposes of collateral used to secure the Loan Facility, other than inventory, the Company must promptly repay the draws on the credit facility in amount equal to the net proceeds of such sale.

The terms of the Loan Facility require that, among other things, the Company maintain certain financial ratios and levels of working capital. As of December 31, 2011 and 2010, the Company was in compliance with all terms of its credit facility with PNC bank.

The Loan Facility also is secured by all assets of the Company and the Company's receivables are payable directly into a lockbox controlled by PNC (subject to the terms of the Loan Facility). PNC may use some elements of subjective business judgment in determining whether a material adverse change has occurred in the Company's condition, results of operations, assets, business, properties or prospects allowing it to demand repayment of the Loan Facility.

The Company executed Amendments Eleven to Fourteen to the Loan Facility in 2010.  These Amendments included the following:

·	Waived prior defaults
·	Amended the financial ratios

·	Amended the formula to determine the amounts of revolving advances permitted to be borrowed under the Loan Facility.
·	Reduced the availability reserve so that the excess availability created by the reduction will be utilized to payoff in full the term loan and equipment loans.

·	Amended the revolving interest rate to (a) the sum of PNC Rate plus 2.25% or (b) the greater of (i) the sum of the Eurodollar rate plus 3.5% and (ii) 5.5%.
·	The Company paid amendment fees ranging from $10,000 to $25,000.

Effective November 30, 2010, the Fifteenth Amendment to the Loan Facility was signed.  The terms of the Fifteenth Amendment included the following:

·	Waived prior defaults
·	Extended the due date of the Loan Facility to November 15, 2013

·	Amend the financial ratios
·	Increase the inventory sub-limit to $11,250,000

·	Increase the Maximum Revolving advance to $16,000,000
·	Include Welding Metallurgy as a borrower under the revolving portion of the Loan Facility

·	Include a term loan in the amount of $3,000,000 (discussed above)
·	The Company paid an amendment fee of $95,000.

  Steel City Capital Funding LLC ("SCCF")

In connection with the Welding acquisition, SCCF provided a Term Loan (the "SCCF Loan Agreement") of $4,500,000, which was originally payable on August 24, 2010. Borrowings under the SCCF Loan Agreement originally bore interest, payable monthly, generally at a rate of 6% over the base commercial lending rate of PNC as publicly announced to be in effect from time to time.

The Company executed Amendments Five through Eight to the SCCF Loan Agreement in 2010.  These Amendments included the following:

·	Waived prior defaults
·	Amended the financial ratios to include all entities (except Sigma) in the calculations

·	Amended the interest rate to (a) the sum of (i) the greater of (1) PNC Rate or (2) 4.75% plus (ii) 6% for domestic loans and (b) the sum of (i) the greater of (1) the Eurodollar Rate or (2) 2.25% plus (ii) 8.5% for Eurodollar Rate loans.
·	Prohibited cash payments to vendors of Sigma in excess of $150,000 in the aggregate during each of (i) the period September 1, 2009 through December 31, 2009, and (ii) each calendar year commencing January 1, 2010.

·	The Company paid amendment fees of ranging from $10,000 to $15,000.

On November 30, 2010, the Company entered into a renewal and amendment of the credit facility with PNC.  Under the terms of that amendment, SCCF was paid in full.  This payment was funded by the proceeds of the $3,000,000 term loan with PNC as well as with proceeds from the revolving line of credit.  The Company paid a fee of $10,000 to SCCF to terminate the SCCF Loan Agreement. At both December 31, 2011 and 2010, there was no balance owed on the SCCF Loan Agreement.

     At December 31, 2011, future minimum principal payments of the new PNC term loan are as follows:

For the twelve months ending	Amount
December 31, 2012	$2,000,000
PNC Term Loan Payable	2,000,000
Less: Current portion	(2,000,000)
Long-term portion	$-

Interest expense related to these credit facilities amounted to approximately $918,000 and $989,000 for the years ended December 31, 2011 and 2010, respectively.

Capital Leases Payable – Equipment

The Company is committed under several capital leases for manufacturing and computer equipment. All leases had bargain purchase options exercisable at the termination of each lease. Capital lease obligations totaled $1,871,000 and $1,508,000 as of December 31, 2011 and 2010, respectively, with various interest rates ranging from 7.7% to 9.5%.

     As of December 31, 2011, the aggregate future minimum lease payments, including imputed interest, with remaining terms of greater than one year are as follows:

For the twelve months ending	Amount
December 31, 2012	$711,000
December 31, 2013	711,000
December 31, 2014	424,000
December 31, 2015	207,000
December 31, 2016	104,000
Total future minimum lease payments	2,157,000
Less: imputed interest	(286,000)
Less: current portion	(574,000)
Total Long Term Portion	$1,297,000

In May 2011, the Company entered into a five-year capital lease for new machinery.  The purchase price of the machinery was approximately $1,182,000.  The Company paid approximately $355,000 in cash and entered into a new capital lease in the amount of $827,000.  Monthly payments on the new lease began in July 2011 in the amount of $17,267 through June 2016.  The interest rate on this lease is 9.2%.

Notes Payable - Sellers

As of December 31, the balances owed to the sellers by acquisition are:

	2011	2010

AIM	$-	$48,000
Welding	1,976,000	2,306,000
Subtotal	1,976,000	2,354,000
Less: Current Portion	(601,000)	(378,000)
Total long-term portion	$1,375,000	$1,976,000

AIM

On November 30, 2005, in connection with the acquisition of AIM, the Company issued notes payable for an aggregate of $1,627,000 to three former AIM shareholders, two of whom have remained as part of the Company's senior management and are also stockholders of the Company.

The remaining principal balance at December 31, 2010 of $48,000 along with accrued interest in the amount of $500 was paid on January 4, 2011 and there is no further obligation under this note.

Welding

In connection with the acquisition of Welding, the Company incurred a note payable (“Old Note”) to the former stockholders of Welding.

In August 2008, the Company and the former stockholders reached an agreement restructuring the Company’s obligation under this note by executing an Amended and Restated Subordinated Promissory Note ( “New Note”). The principal balance of this New Note was $2,050,000 (consisting of $2,000,000 principal amount of the promissory note dated August 25, 2007, plus an unpaid working capital adjustment in the amount of $50,000) bearing interest at 7% per annum. Payments due under the New Note were:  $25,000 on each of October 31, 2008 and December 31, 2008, an additional $50,000 on March 31, 2009, followed by 19 equal consecutive quarterly installments of $100,000, commencing on June 30, 2009 and continuing through December 31, 2013, payable on the last business day of each March, June, September and December, commencing June 30, 2009 and continuing through and including December 31, 2013, with one final payment of $50,000 on March 31, 2014,  plus accrued interest thereon at the rate of 7% per annum from August 28, 2008.

The Company made the payments due on October 31, 2008 and December 31, 2008, leaving a principal balance due of $2,044,000 due at December 31, 2008. The balance owed at December 31, 2009 amounted to $2,044,000.

Our obligation under the Old Note and New Note were subordinate to our indebtedness to PNC and SCCF. In March 2009, the Company received a notice from SCCF, exercising their right to block payments under the New Note. Accordingly, the payment due on March 31, 2009 was not made.  In April 2009, the Company received a notice from the holders of the New Note that an event of default had occurred, and accordingly, interest under the New Note would now accrue at 11% per annum. Per the terms of the fourth amendment to the SCCF Loan, all payments have been blocked until April 30, 2010. As a result of this, the Company had entered into a modification agreement with the holder of the New Note to amend the payment terms. The Company paid a fee to the holder of $50,000 to modify the loan agreement to block the payments until April 30, 2010 and accrue interest at a rate of 9% per annum.

     On October 1, 2010, the Company entered into letter agreement with the former stockholders of Welding.  It was agreed that all interest that had been accrued and not yet paid would be capitalized into the principal balance of the note, making the new balance of the note $2,397,967.  Payments on the note began on October 1, 2010.  It was further agreed that payments would be made according to the following schedule: equal monthly installments of $40,000 on the first business day of each month until December 31, 2011, followed by equal monthly installments of $60,000 on the first business day of each month commencing on January 1, 2012 and continuing until the entire principal amount of the obligation is paid in full, which is estimated to be in January 2015.  Interest shall accrue at the rate of 7% per annum, and each payment will first apply to interest and then principal.  At December 31, 2011 and 2010, the balance owed under the note was $1,976,000 and $2,306,000 respectively.

     As of December 31, 2011, the future minimum payments for the note payable to the former stockholders of Welding Metallurgy are as follows:

For the twelve months ending	Amount
December 31, 2012	$601,000
December 31, 2013	644,000
December 31, 2014	690,000
December 31, 2015	41,000
Former WMI Shareholder Notes Payable	1,976,000
Less: Current portion	(601,000)
Long-term portion	$1,375,000

Interest expense related to notes payable to the former stockholder was $149,000 and $182,000 for the year ended December 31, 2011 and 2010, respectively.

Junior Subordinated Notes

In 2008, the Company sold in a series of private placements to accredited investors $5,545,000 of principal in junior subordinated notes, together with 983,324 shares of its common stock  and 207,600 shares of Series B Convertible Preferred Stock (“Series B Preferred”), for a total purchase price of $5,545,000. The notes, which were originally payable on May 31, 2010, or earlier upon completion of one or a series of financings resulting in aggregate gross proceeds of at least $10 million, bear interest at the rate of 1% per month (or 12% per annum).

In the first quarter ended March 31, 2009, the Company sold in a private placement to accredited investors, an additional $445,000 of principal in notes together with 35,600 shares of our Series B Preferred for a total purchase price of $445,000.

The notes are subordinated to the Company's senior indebtedness.

In connection with the offering of the Company's junior subordinated notes and Series B Preferred which commenced in September 2008 (see Note 9 Stockholders' Equity), the Company issued to Taglich Brothers, Inc. ("Taglich"), as placement agent, a junior subordinated note in the principal amount of $510,000 and 39,640 shares of Series B Preferred, The terms of the note issued to Taglich are identical to the notes.  In addition, the Company issued a warrant to purchase 137,138 shares of its Series B Preferred to Taglich (see Note 9 Stockholders' Equity).   In connection with the amounts raised in 2009, the Company issued Taglich 3,560 shares of Series B Preferred and will issue to Taglich a note on the same terms as the junior subordinated note referred to above for commission of $44,500.

In May 2010, the maturity dates of the notes were extended by the holders to September 30, 2010.  On October 1, 2010, a payment in the amount of $50,000 was made to one of the note holders in full satisfaction of a note.  During November 2010, the maturity dates of the notes were extended to November 18, 2013. During December 2011, payments of $30,000 and $100,000 were made to two individual note holders in full satisfaction of their notes.

The balance owed at December 31, 2011 and 2010 amounted to $6,320,000 and $6,450,000, respectively.

Amortization of debt discount amounted to $0 and $1,323,000 for the years ended December 31, 2011 and 2010, respectively.  Interest expense amounted to $777,000 and $778,000 for the years ended December 31, 2011 and 2010, respectively.

STOCKHOLDERS' EQUITY	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Equity [Abstract]
STOCKHOLDERS' EQUITY

Note 9. STOCKHOLDERS’ EQUITY

Common Stock Issuances

In June 2012, the Company issued 1,147,518 shares of its Common Stock in a Private Placement to Accredited Investors.  The Company received $6,332,000 net of commissions and expenses.

Our agent, Taglich, received commissions in the amount of approximately $539,000, along with 12,000 shares of common stock, and a Warrant to purchase approximately 115,000 shares of Common Stock at $6.30.  The Company also paid approximately $15,000 of legal fees on behalf of Taglich.

The proceeds from the sale of the Common Stock were used to finance the acquisition of NTW.

On July 12, 2012 the Company issued approximately 38,000 shares of its Common Stock subject to the same Private Placement to Accredited Investors.  The Company received approximately $197,000 net of commissions to Taglich of approximately $31,000 and legal fees of approximately $3,000. The Company issued a Warrant to Taglich to purchase approximately 4,000 shares of Common Stock at $6.30.

Note 9. STOCKHOLDERS' EQUITY

Authorized Shares

At a Special Meeting of Stockholders on July 29, 2010, the stockholders approved an amendment to the certificate of incorporation to effect a one-for-four hundred (1-for-400) reverse split of our common stock, conversion of our Series B Preferred into 3,400,000 shares of common stock and reduce the number of authorized shares of common stock from 250,000,000 to 20,000,000.

Common Stock Issuances

There were no issuances of common stock during the years ended December 31, 2011 and 2010.

On July 29, 2010 at a Special Meeting of Stockholders, the stockholders approved an amendment to the certificate of designation for the Series B Preferred providing for the automatic conversion of the outstanding shares of Series B Preferred , together with any dividends that are or may become payable prior to the conversion date, into 3,400,000 shares of Common Stock.

Series B Convertible Preferred Stock

The Company established, designated and fixed the terms, preferences, limitations and relative rights of four million (4,000,000) shares of the authorized and unissued preferred stock of the Company as Series B Preferred.  Rights included the following:

1.	Holders of the shares of Series B Preferred were entitled to receive 7% cumulative dividend of the original Series B Preferred issue price.
2.	Dividends accrued and were payable quarterly on January 2, April 1, July 1 and October 1 of each year.

3.	The Company could elect to deliver additional shares of Series B Preferred in lieu of cash payments.
4.	The liquidation value was an amount equal to the greater of $10 per share or such amount per share as would have been payable had each such share been converted into Common Stock immediately prior to a liquidation event (as defined).

5.	Each holder of outstanding shares of Series B Preferred was entitled to the number of votes equal to the number of whole shares of Common Stock into which the shares of Series B Preferred held by such holder are then convertible, at each meeting of stockholders of the Corporation (or by written action of stockholders in lieu of meeting) with respect to all matters presented to the stockholders of the Corporation for their action or consideration. The holders of Series B Preferred will generally vote together with the holders of Common Stock as a single class.
6.	Each share of Series B Preferred was convertible, at the option of the holder thereof, at any time and from time to time, and without the payment of additional consideration by the holder thereof, into such number of fully paid and no assessable shares of Common Stock as is determined by dividing (i) the Series B Preferred Original Issue Price ($10) by (ii) the Series B Preferred Conversion Price (as defined) in effect at the time of conversion.

Issuances and conversions of Series B Preferred for the year ended December 31, 2010 were as follows:

The Company issued 839,108 shares of Series B Preferred as dividends for the quarter ended December 31, 2009 and 1,004,926 shares of Series B Preferred as dividends for the quarter ended March 31, 2010 in lieu of cash payments.  Dividends amounted to $1,436,000 for the year ended December 31, 2010.

On January 5, 2010, the Company issued 137,138 shares of Series B Preferred for the exercise of 137,138 warrants.  See Note 14 Related Party Transactions.

On July 29, 2010, at a Special Meeting of Stockholders, the stockholders approved an amendment to the certificate of designation for the Series B Preferred providing for the automatic conversion of the outstanding shares of Series B Preferred, together with any dividends that were payable prior to the conversion date, into 3,400,000 shares of Common Stock.  This represented approximately 95% of the outstanding shares of Common Stock after giving effect to the one-for-four hundred (1-for-400) reverse stock split.

EMPLOYEE BENEFITS PLANS	12 Months Ended
Dec. 31, 2011
Compensation and Retirement Disclosure [Abstract]
EMPLOYEE BENEFITS PLANS

Note 10. EMPLOYEE BENEFITS PLANS

The Company employs both union and non-union employees and maintains several benefit plans.

Union

Medical benefits for union employees are provided through a policy with Insperity (f/k/a Administaff), the costs of which are substantially borne by the Company. In addition, the Company is obligated to make contributions for union dues and a security fund (pension) for the benefit of each union employee. Contributions to the security fund amounted to $282,000 and $271,000 for the years ended December 31, 2011 and 2010, respectively.

The FASB has issued ASU No. 2011-09, "Compensation - Retirement Benefits-Multiemployer Plans (Subtopic 715-80): Disclosures about an Employer's Participation in a Multiemployer Plan" ("ASU 2011-09"). ASU 2011-09 will require additional disclosures about an employer's participation in a multiemployer pension plan.  Previously, disclosures were limited primarily to the historical contributions made to the plans. ASU 2011-09 applies to nongovernmental entities that participate in multiemployer plans.  For nonpublic entities, ASU 2011-09 is effective for annual periods for fiscal years ending after December 15, 2012.  Early adoption is permissible. ASU 2011-09 should be applied retrospectively for all prior periods presented.  The Company will adopt ASU 2011-09 effective January 1, 2012 and does not expect the adoption to have a material impact on the Company's consolidated financial statements

Others

All other Company employees including those of Welding are covered under a co-employment agreement with Insperity.

The Company has two defined contribution plans under Section 401(k) of the Internal Revenue Code (the "Plans"). Pursuant to the Plans, qualified employees may contribute a percentage of their pretax eligible compensation to the Plan. The Company does not match any contributions that employees may make to either Plan.

COMMITMENTS AND CONTINGENCIES	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES

Note 10. COMMITMENTS AND CONTINGENCIES

Lease Impairment

A former subsidiary was located in our Plant Avenue facility and following the discontinuance of its operations, a portion of the facility was vacant. The Company recorded a charge for $579,000 at December 31, 2009 representing the estimated discounted future cost of part of the Plant Avenue facility.

As of June 30, 2012, the estimated discounted future cost will be charged to expense as follows:

For the twelve months ending	Amount
June 30, 2013	$91,000
June 30, 2014	78,000
June 30, 2015	64,000
June 30, 2016	25,000
Total future minimum lease payments	258,000
Less: current portion	(91,000)
Total Long-Term Portion	$167,000

Litigation

Sigma Metals, Inc (“Sigma”):  Several former vendors to Sigma had commenced legal action against Sigma seeking to recover amounts owed to them. All of these have been settled except for one that is still deciding to commence litigation seeking the recovery of approximately $71,000.  Settlement discussions have commenced with this vendor but there is not yet a definitive resolution.  Such amount is included in accounts payable and accrued expenses at June 30, 2012 and December 31, 2011.

Note 11. COMMITMENTS AND CONTINGENCIES

Real Estate Leases

The Company leases its facilities under various operating lease agreements, which contain renewal options and escalation provisions. Rent expense was $1,376,000 and $1,263,000 for the years ended December 31, 2011 and 2010, respectively. The Company is responsible for paying all operating costs under the term of the leases. As of December 31, 2011, the aggregate future minimum lease payments are as follows:

	Plant Avenue	Fifth Avenue
For the twelve months ending	Annual Rent	Annual Rent	Total Rents
December 31, 2012	$579,000	$626,000	$1,205,000
December 31, 2013	596,000	644,000	1,240,000
December 31, 2014	614,000	664,000	1,278,000
December 31, 2015	633,000	684,000	1,317,000
December 31, 2016	-	704,000	704,000
Thereafter	-	8,073,000	8,073,000
Total Rents	$2,422,000	$11,395,000	$13,817,000

The leases provide for scheduled increases in base rent. Rent expense is charged to operations using the straight-line method over the term of the lease which results in rent expense being charged to operations at inception of the lease in excess of required lease payments. This excess is shown as deferred rent in the accompanying balance sheet.

Sigma was located in the Plant Avenue facility and following discontinuing operations, a portion of the facility was vacant. The Company recorded a charge for $579,000 at December 31, 2009 representing the estimated discounted future cost of part of the Plant Avenue facility.

As of December 31, 2011, the estimated discounted future cost will be charged to expense as follows:

For the twelve months ending	Amount
December 31, 2012	$85,000
December 31, 2013	72,000
December 31, 2014	59,000
December 31, 2015	44,000
Total future minimum lease payments	260,000
Less: current portion	(85,000)
Total Long-Term Portion	$175,000

On July 1, 2010, the Company entered into a sub-lease with a third party to rent a portion of the vacant space at the Plant Avenue facility.  Under the terms of the sub-lease, the sub-tenant would occupy approximately 17,787 square feet for the months of July 2010 through October 2010.  Beginning in November 2010, the sub-tenant would occupy approximately 27,787 square feet.  The space is being sub-leased for $3.00 per square foot, with a discount in the first month of 50%.  The sub-lease is a month-to-month lease and can be terminated by either party with 90 days written notice.

Litigation

Sigma Metals, Inc:  Several former vendors to Sigma had commenced legal action against Sigma seeking to recover amounts owed to them. All of these have been settled except for one that is still deciding to commence litigation seeking the recovery of approximately $71,000.  Settlement discussions have commenced with this vendor but there is not yet a definitive resolution.

Employment Contracts

In September 2005, the Company entered into employment agreements (the "Agreements") with two senior executives that became effective November 30, 2005. The Agreements were for an initial period of five years until September 2010 and, absent notice of non-renewal given ninety (90) days prior thereto, were to be automatically extended for successive three (3) one year periods unless terminated. The Board, at its sole discretion, determined whether a bonus was issued, provided that in the case of two executives, the amount of the bonus was to be predicated on their performance and the achievement by the Company of its operating targets set forth in its annual budget, and in the case of these two executives, provided further, in no event was the amount of their bonuses be less than 50% of their salary at that time.

On June 21, 2010, notice of non-renewal was given to the executive officers and the Agreements terminated in accordance with their terms on September 25, 2010.

On July 29, 2010, the Company granted five-year options to each senior executive to purchase 51,716 shares of Common Stock at a price of $4.50 per share.  These options vested immediately upon issuance.

INCOME TAXES	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Income Tax Disclosure [Abstract]
INCOME TAXES

Note 11. INCOME TAXES

The provision for income taxes at June 30, 2012 and 2011 is as follows:

	2012	2011
	(Unaudited)	(Unaudited)
Current
Federal	$484,889	$-
Federal AMT	-	25,000
State	163,517	-
Total Expense	648,406	25,000

Deferred
Federal	-	-
State	-	-
Total Deferred Taxes	-	-
Net Expense for Income Taxes	$648,406	$25,000

The components of net deferred tax assets as of June 30, 2012 and December 31, 2011 are set forth below:

	June 30,	December 31,
Deferred tax assets:	2012	2011
	(Unaudited)
Net operating loss carry forwards	$-	$289,000
Capital loss carry forwards	1,088,000	1,088,000
Bad debts	427,000	380,000
Stock based compensation - options and restricted stock	483,000	466,000
Capitalized engineering costs	396,000	356,000
Account payable, accrued expenses and reserves	9,000	9,000
Deferred rent	406,000	390,000
Inventory - 263A adjustment	627,000	-
Lease Impairment	114,000	-
Deferred gain on sale of real estate	217,000	224,000
Section 1231 loss carryover	86,000	86,000
Total deferred tax assets before valuation allowance	3,853,000	3,288,000
Valuation allowance	(2,523,000)	(1,217,000)
Total deferred tax assets after valuation allowance	1,330,000	2,071,000

Deferred tax liabilities:
Property and equipment	(721,000)	(801,000)
Amortization - Welding Transaction	(609,000)	(643,000)
Inventory - 263A adjustment	-	(627,000)
Total Deferred Tax Liability	(1,330,000)	(2,071,000)

Net deferred tax asset	$-	$-

Realization of deferred tax assets is dependent on future earnings. Due to the uncertainty of realization of the net deferred tax assets, the Company has provided a 100% valuation allowance.

Note 12. INCOME TAXES

The provision for income taxes at December 31, 2011 was comprised of federal alternative minimum tax of $57,000.

The components of net deferred tax assets as of December 31, are set forth below:

Deferred tax assets:	2011	2010

Net operating loss carry forwards	$289,000	$1,322,000
Capital loss carry forwards	1,088,000	1,088,000
Bad debts	380,000	291,000
Stock based compensation - options and restricted stock	466,000	413,000
Capitalized engineering costs	356,000	-
Goodwill and Intangibles	-	1,511,000
Account payable, accrued expenses and reserves	9,000	18,000
Deferred rent	390,000	320,000
Deferred gain on sale of real estate	224,000	240,000
Section 1231 loss carryover	86,000	-
Total deferred tax assets before valuation allowance	3,288,000	5,203,000
Valuation allowance	(1,217,000)	(3,366,000)
Total deferred tax assets after valuation allowance	2,071,000	1,837,000

Deferred tax liabilities:
Property and equipment	(801,000)	(365,000)
Capitalized engineering costs	-	(122,000)
Amortization - Welding Transaction	(643,000)	(777,000)
Inventory - 263A adjustment	(627,000)	(573,000)
Total Deferred Tax Liability	(2,071,000)	(1,837,000)

Net deferred tax asset	$-	$-

Realization of deferred tax assets is dependent on future earnings. Due to the uncertainty of realization of the net deferred tax assets, the Company has provided a valuation allowance. In assessing the realizability of it, management considers whether it is more likely than not that some or perhaps all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which those temporary differences become deductible. Management considers the scheduled reversal of deferred tax liabilities, projected future taxable income and tax planning strategies in making the assessment.  The valuation allowance at December 31, 2011 and 2010 amounted to $1,217,000 and $3,366,000, respectively.

The Company has net operating losses totaling $722,000 which will expire in fiscal 2029 and 2030.  The Company also has a capital loss carry forward from the sale of Sigma of $2,719,000 which will expire in fiscal 2015.

At December 31, 2011 and 2010, the Company had no material unrecognized tax benefits and no adjustments to liabilities or operations were required. The Company does not expect that its unrecognized tax benefits will materially increase within the next twelve months. The Company recognizes interest and penalties related to uncertain tax positions in general and administrative expense. As of December 31, 2011 and 2010, the Company has not recorded any provisions for accrued interest and penalties related to uncertain tax positions.

In certain cases, the Company's uncertain tax positions are related to tax years that remain subject to examination by the relevant tax authorities. The Company files U.S. and state income tax returns in jurisdictions with varying statutes of limitations. The 2008 through 2010 tax years generally remain subject to examination by federal and state tax authorities.

STOCK OPTIONS AND WARRANTS	12 Months Ended
Dec. 31, 2011
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
STOCK OPTIONS AND WARRANTS

Note 13. STOCK OPTIONS AND WARRANTS

Stock-Based Compensation

     During 2005, the Company's Board of Directors approved a stock option plan and reserved 25,000 shares of its Common Stock for issuance under the plan. The stock option plan permits the Company to grant non-qualified and incentive stock options to employees, directors, and consultants. The fair value of each option grant is estimated on the date of grant using the Black Scholes option pricing model using weighted average assumptions for grants as follows:  expected life – 3.5 – 5 years, risk-free interest rate – 0.92% - 1.8%, volatility – 25% and no dividends.

The expected life is the number of years that the Company estimates, based upon history, that options will be outstanding prior to exercise or forfeiture.  Expected life is determined using the “simplified method” permitted by Staff Accounting Bulletin No. 107.  In addition to the inputs referenced above regarding the option pricing model, the Company adjusts the stock-based compensation expense for estimated forfeiture rates that are revised prospectively according to forfeiture experience.  The stock volatility factor is based on the New York Stock Exchange ARCA Defense Index.

During the year ended December 31, 2011, the Board of Directors approved the issuance of 15,000 options to the non-employee members of the Company’s Board of Directors.  These options vested immediately.

At a Special Meeting of Stockholders held on July 29, 2010, the stockholders approved the 2010 Equity Incentive Plan and the issuance of 275,788 options under the plan to various key employees of the Company.  This plan had previously been unanimously adopted by the Board of Directors.

The Company recorded expenses of $131,000 and $368,000 in its consolidated statement of operations for the year ended December 31, 2011 and 2010, respectively, and is included as a component of general and administrative expense.

A summary of the status of the Company's stock options as of December 31, 2011, and changes during the two years then ended is presented below.

	Options	Wtd. Avg. Exercise Price
Balance, December 31, 2009	15,922	$119.35
Granted during the period	275,788	4.50
Exercised during the period	-	-
Terminated/Expired during the period	(279)	104.80
Balance, December 31, 2010	291,431	$10.68
Granted during the period	15,000	2.95
Exercised during the period	-	-
Terminated/Expired during the period	(115)	(105.39)
Balance, December 31, 2011	306,316	$10.27

Exercisable at December 31, 2011	304,469	$9.94

The following table summarizes information about stock options at December 31, 2011:

Range of Exercise Prices	Remaining Number Outstanding	Wtd. Avg. Life	Wtd. Avg. Exercise Price
$0.00 - 5.00	290,788	4 years	$4.42
$5.01 - 90.00	1,350	6 years	$88.00
$90.01 - 100.00	5,868	3 years	$92.17
$100.01 - 110.00	833	3 years	$108.00
$110.01 - 170.00	3,527	2 years	$111.89
$170.01 - 200.00	3,950	3 years	$181.00
	306,316	4 years	$10.26

As of December 31, 2011, there was $74,000 of unrecognized compensation cost related to non-vested stock option awards, which is to be recognized over the remaining weighted average vesting period of four years.

The aggregate intrinsic value at December 31, 2011 was $0.  The aggregate intrinsic value was calculated based on the positive difference between the closing market price of the Company’s Common Stock and the exercise price of the underlying options.

     Warrants

The following tables summarize the Company's outstanding warrants as of December 31, 2011 and changes during the two years then ended:

	Warrants	Wtd. Avg. Exercise Price
Balance, December 31, 2009	20,208	$99.46
Granted during the period	-	-
Exercised during the period	(343)	110.64
Terminated/Expired during the period	-	-
Balance, December 31, 2010	19,865	$99.26
Granted during the period	-	-
Exercised during the period	-	-
Terminated/Expired during the period	-	-
Balance, December 31, 2011	19,865	$99.26

Exercisable at December 31, 2011	19,865	$99.26

The following table summarizes information about warrants at December 31, 2011:

Range of Exercise Prices	Warrants	Wtd. Avg. Life	Wtd. Avg. Exercise Price
$0.00 - 5.00	250	2 years	$43.60
$5.01 - 90.00	1,704	1 year	$76.00
$90.01 - 100.00	10,347	1 year	$88.00
$100.01 - 110.00	7,564	1 year	$121.74
	19,865	1 year	$99.26

RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2011
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

Note 14. RELATED PARTY TRANSACTIONS

On December 31, 2008, the Company issued a warrant to purchase 137,138 shares of its Series B Preferred to Taglich for nominal consideration. The Company believes that the terms of the warrant are not less favorable than could have been obtained from an unaffiliated third party.  On January 5, 2010, Taglich exercised this warrant and were issued 137,138 shares of Series B Preferred. See Note 9 Stockholders’ Equity.

In connection with the offering of the Company's junior subordinated notes and Series B Preferred raised in 2009, the Company issued Taglich 3,560 shares of Preferred Series B and will pay Taglich a commission of $44,500.  See Note 8 Notes Payable and Capital Lease Obligation.  In addition, the Company granted Taglich the right to designate a total of three nominees for election to the Board of Directors.

DISCONTINUED OPERATIONS	12 Months Ended
Dec. 31, 2011
Discontinued Operations and Disposal Groups [Abstract]
DISCONTINUED OPERATIONS

Note 15. DISCONTINUED OPERATIONS

During the quarter ended September 30, 2008, the Company's Board of Directors decided to discontinue the operations at Sigma.  Operations were discontinued on October 31, 2008. On December 30, 2010, the Company’s holdings in Sigma were sold.  See Note 2 Disposition.  Accordingly, Sigma's results of operations have been reported as discontinued operations for year ended December 31, 2010.

December 31,
2010

Net Sales	$-
Cost of Sales	20,000
Gross loss	(20,000)
Operating costs and expenses	245,000
Loss from operations	(265,000)
Interest and financing costs	(1,000)
Other Income	608,000
Income	$342,000

SEGMENT REPORTING	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Segment Reporting [Abstract]
SEGMENT REPORTING

Note 12. SEGMENT REPORTING

In accordance with FASB ASC 280, “Segment Reporting”, the Company discloses financial and descriptive information about its reportable operating segments. Operating segments are components of an enterprise about which separate financial information is available and regularly evaluated by the chief operating decision maker in deciding how to allocate resources and in assessing performance.

  Financial information about the Company's operating segments for the three and six months ended June 30, 2012 and 2011 are as follows:

Three Months Ended June 30,
	2012	2011

Air Industries Machining
Net Sales	$11,585,000	$10,645,000
Gross Profit	2,193,000	1,878,000
Pre Tax Income	1,098,000	946,000
Assets	27,159,000	28,099,000

Nassau Tool Works
Net Sales	513,000	-
Gross Profit	199,000	-
Pre Tax Income	154,000	-
Assets	13,366,000	-

Welding Metallurgy
Net Sales	3,142,000	2,478,000
Gross Profit	1,044,000	694,000
Pre Tax Income	266,000	205,000
Assets	8,746,000	7,365,000

Corporate
Net Sales	-	-
Gross Profit	-	-
Pre Tax Loss	(836,000)	(635,000)
Assets	16,860,000	9,856,000

Consolidated
Net Sales	15,240,000	13,123,000
Gross Profit	3,436,000	2,572,000
Pre Tax Income	682,000	516,000
Provision for Taxes	363,000	25,000
Net Income	319,000	491,000
Elimination of Assets	(13,860,000)	(9,922,000)
Assets	52,271,000	35,398,000

Six Months Ended June 30,
	2012	2011

Air Industries Machining
Net Sales	$23,728,000	$20,738,000
Gross Profit	4,439,000	3,635,000
Pre Tax Income	2,294,000	1,698,000
Assets	27,159,000	28,099,000

Nassau Tool Works
Net Sales	513,000	-
Gross Profit	199,000	-
Pre Tax Income	154,000	-
Assets	13,366,000	-

Welding Metallurgy
Net Sales	7,037,000	4,985,000
Gross Profit	2,069,000	1,396,000
Pre Tax Income	854,000	592,000
Assets	8,746,000	7,365,000

Corporate
Net Sales	-	-
Gross Profit	-	-
Pre Tax Loss	(1,515,000)	(1,405,000)
Assets	16,860,000	9,856,000

Consolidated
Net Sales	31,278,000	25,723,000
Gross Profit	6,707,000	5,031,000
Pre Tax Income	1,787,000	885,000
Provision for Taxes	648,000	25,000
Net Income	1,139,000	860,000
Elimination of Assets	(13,860,000)	(9,922,000)
Assets	52,271,000	35,398,000

Note 16. SEGMENT REPORTING

In accordance with FASB ASC 280, “Segment Reporting”, the Company discloses financial and descriptive information about its reportable operating segments. Operating segments are components of an enterprise about which separate financial information is available and regularly evaluated by the chief operating decision maker in deciding how to allocate resources and in assessing performance.

The Company is operating in two segments. As discussed above, Sigma was discontinued in October 2008.  Financial information about the Company's operating segments for the year ended December 31, 2011 and 2010 are as follows:

Year Ended December 31,
	2011	2010

Air Industries Machining
Net Sales	$42,668,000	$40,477,000
Gross Profit	8,013,000	5,487,000
Pre Tax Income	3,527,000	376,000
Assets	27,735,000	29,077,000

Sigma Metals
Income From Discontinued Operations	-	342,000
Assets Held for Sale	-	-

Welding Metallurgy
Net Sales	11,077,000	8,124,000
Gross Profit	2,915,000	1,980,000
Pre Tax Income	1,288,000	1,005,000
Assets	8,028,000	6,047,000

Corporate
Net Sales	-	-
Gross Profit	-	-
Pre Tax Loss	(2,511,000)	(4,632,000)
Assets	7,883,000	8,937,000

Consolidated
Net Sales	53,745,000	48,601,000
Gross Profit	10,928,000	7,467,000
Income from Discontinued Ops	-	342,000
Pre Tax Income (Loss)	2,304,000	(3,251,000)
Provision for Taxes	57,000	-
Net Income (Loss)	2,247,000	(2,909,000)
Elimination of Assets	(6,665,000)	(9,677,000)
Assets	36,981,000	34,384,000

3. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	6 Months Ended
Jun. 30, 2012
Summary Of Significant Accounting Policies Policies
Accounts Receivable

Accounts Receivable

Accounts receivable are reported at their outstanding unpaid principal balances net of allowances for uncollectable accounts. The Company provides for allowances for uncollectible receivables based on management's estimate of uncollectible amounts considering age, collection history, and any other factors considered appropriate. The Company writes off accounts receivable against the Allowance for Doubtful Accounts when a balance is determined to be uncollectible.

	June 30,	December 31,
	2012	2011
	(Unaudited)
Accounts Receivable Gross	$11,611,000	$6,992,000
Allowance for Doubtful Accounts	(1,067,000)	(950,000)
Accounts Receivable Net	$10,544,000	$6,042,000

Inventory Valuation

Inventory Valuation

Inventory at June 30, 2012 and 2011 was computed based on a “gross profit” method.

The Company valued inventory at December 31, 2011 at the lower of cost on a first-in-first-out basis or market.

Long-Lived and Intangible Assets

Long-Lived and Intangible Assets

Identifiable intangible assets are amortized using the straight-line method over the period of expected benefit.

Long-lived assets and intangible assets subject to amortization to be held and used are reviewed for impairment whenever events or changes in circumstances indicate that the related carrying amount may be impaired. The Company records an impairment loss if the undiscounted future cash flows are found to be less than the carrying amount of the asset. If an impairment loss has occurred, a charge is recorded to reduce the carrying amount of the asset to fair value. There has been no impairment as of June 30, 2012 and December 31, 2011.

Credit and Concentration Risks

Credit and Concentration Risks

There were two customers that represented 60.6% and 73.5% of total sales for the three months ended June 30, 2012 and 2011, respectively. This is set forth in the table below.

Customer	Percentage of Sales
	2012	2011
	(Unaudited)	(Unaudited)

1	31.6	21.5
2	29.0	52.0

There were two customers that represented 64.9% and 67.1% of total sales for the six months ended June 30, 2012 and 2011, respectively. This is set forth in the table below.

Customer	Percentage of Sales
	2012	2011
	(Unaudited)	(Unaudited)

1	33.7	47.9
2	31.2	19.2

There were four customers that represented 69.8% of gross accounts receivable at June 30, 2012 and five customers that represented 82.2% of gross accounts receivable at December 31, 2011.  This is set forth in the table below.

Customer	Percentage of Receivables
	June	December
	2012	2011
	(Unaudited)
1	26.6	18.3
2	19.7	12.9
3	11.8	26.2
4	11.7	13.3
5	*	11.5

* Customer was less than 10% of receivables at June 30, 2012

During the year, the Company had occasionally maintained balances in its bank accounts that were in excess of the FDIC limit.  The Company has not experienced any losses on these accounts.

Substantially all of the workforce at AIM is subject to a union contract with the United Service Workers Union TUJAT Local 355 (the "Union").  The contract expires on December 31, 2015.

AIM has several key sole-source suppliers of various parts that are important for one or more of our products. These suppliers are our only source for such parts and, therefore, in the event any of them were to go out of business or be unable to provide us parts for any reason, our business could be severely harmed.

Earnings per share

Earnings per share

Basic earnings per share is computed by dividing the net income applicable to common stockholders by the weighted-average number of shares of common stock outstanding for the period. Potentially dilutive shares, using the treasury stock method, are included in the diluted per-share calculations for all periods when the effect of their inclusion is dilutive.  The following securities have been excluded from the calculation as their effect would be anti-dilutive:

	June 30,	June 30,
	2012	2011
Stock Options	15,548	291,428
Warrants	250	19,865

Stock-Based Compensation

Stock-Based Compensation

The Company accounts for stock-based compensation in accordance with FASB ASC 718, "Compensation – Stock Compensation." Under the fair value recognition provision of the ASC, stock-based compensation cost is estimated at the grant date based on the fair value of the award. The Company estimates the fair value of stock options and warrants granted using the Black-Scholes-Merton option pricing model.

The Company recorded expenses of $21,000 and $29,000 for the three months ended June 30, 2012 and 2011, respectively  and expenses of $43,000 and $60,000 for the six months ended June 30, 2012 and 2011, respectively, in its consolidated statement of operations. These expenses are included as a component of general and administrative expense.

Goodwill

Goodwill

Goodwill represents the excess of the acquisition cost of businesses over the fair value of the identifiable net assets acquired. The goodwill amount of $453,000 is comprised of $291,000 that relates to the acquisition of Welding and $162,000 that relates to the acquisition of NTW. Goodwill is not amortized, but is tested at least annually for impairment, or if circumstances change that will more likely than not reduce the fair value of the reporting unit below its carrying amount.

The Company performs impairment testing for goodwill annually, or more frequently when indicators of impairment exist.  The Company has determined that there has been no impairment of goodwill at June 30, 2012 and December 31, 2011.

Subsequent Events	Subsequent Events Management has evaluated subsequent events through September 13, 2012, the date at which the financial statements were available to be issued.

2. ACQUISITION (Tables)	6 Months Ended
Jun. 30, 2012
Acquisition Tables
Purchase price allocation

The final valuation has been completed.  The purchase price allocation is set forth below.

Fair Value of Tangible Assets acquired	$7,941,000
Intangible assets, subject to amortization	4,975,000
Goodwill	162,000
Liabilities assumed	(660,000)
Total	$12,418,000

3. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	6 Months Ended
Jun. 30, 2012
Summary Of Significant Accounting Policies Tables
Accounts receivable
	June 30,	December 31,
	2012	2011
	(Unaudited)
Accounts Receivable Gross	$11,611,000	$6,992,000
Allowance for Doubtful Accounts	(1,067,000)	(950,000)
Accounts Receivable Net	$10,544,000	$6,042,000

Credit and Concentration Risks

Credit and Concentration Risks

There were two customers that represented 60.6% and 73.5% of total sales for the three months ended June 30, 2012 and 2011, respectively. This is set forth in the table below.

Customer	Percentage of Sales
	2012	2011
	(Unaudited)	(Unaudited)

1	31.6	21.5
2	29.0	52.0

There were two customers that represented 64.9% and 67.1% of total sales for the six months ended June 30, 2012 and 2011, respectively. This is set forth in the table below.

Customer	Percentage of Sales
	2012	2011
	(Unaudited)	(Unaudited)

1	33.7	47.9
2	31.2	19.2

There were four customers that represented 69.8% of gross accounts receivable at June 30, 2012 and five customers that represented 82.2% of gross accounts receivable at December 31, 2011.  This is set forth in the table below.

Customer	Percentage of Receivables
	June	December
	2012	2011
	(Unaudited)
1	26.6	18.3
2	19.7	12.9
3	11.8	26.2
4	11.7	13.3
5	*	11.5

* Customer was less than 10% of receivables at June 30, 2012

Earnings per share	The following securities have been excluded from the calculation as their effect would be anti-dilutive:
	June 30,	June 30,
	2012	2011
Stock Options	15,548	291,428
Warrants	250	19,865

4. INVENTORY (Tables)	6 Months Ended
Jun. 30, 2012
Inventory Tables
Components of inventory

The components of inventory at December 31, 2011 consisted of the following:

Raw Materials	$5,209,000
Work In Progress	12,094,000
Finished Goods	7,021,000
Inventory Reserve	(1,803,000)
Total Inventory	$22,521,000

5. PROPERTY AND EQUIPMENT (Tables)	6 Months Ended
Jun. 30, 2012
Property And Equipment Tables
Property and equipment

The components of property and equipment consisted of the following:

	June 30,	December 31,
	2012	2011
	(Unaudited)
Machinery and Equipment	$5,501,000	$3,700,000	5 - 8 years
Capital Lease Machinery and Equipment	3,877,000	3,877,000	5 - 8 years
Tools and Instruments	3,456,000	3,417,000	1.5 - 7 years
Automotive Equipment	55,000	55,000	5 years
Furniture and Fixtures	231,000	219,000	5 - 8 years
Leasehold Improvements	612,000	595,000	Term of Lease
Computers and Software	173,000	158,000	4-6 years
Total Property and Equipment	13,905,000	12,021,000
Less: Accumulated Depreciation	(8,765,000)	(8,050,000)
Property and Equipment, net	$5,140,000	$3,971,000

6. INTANGIBLE ASSETS (Tables)	6 Months Ended
Jun. 30, 2012
Intangible Assets Tables
Intangible assets

The components of the intangibles assets consisted of the following:

	June 30,	December 31,
	2012	2011
	(Unaudited)
Customer Relationships	$5,815,000	$890,000	5 to 14 years
Trade Names	770,000	770,000	20 years
Technical Know-how	660,000	660,000	10 years
Non-Compete	50,000	-	5 years
Professional Certifications	15,000	15,000	.25 to 2 years
Total Intangible Assets	7,310,000	2,335,000
Less: Accumulated Amortization	(812,000)	(728,000)
Intangible Assets, net	$6,498,000	$1,607,000

8. NOTES PAYABLE AND CAPITAL LEASE OBLIGATIONS (Tables)	6 Months Ended
Jun. 30, 2012
Notes Payable And Capital Lease Obligations Tables
Notes payable and capital lease obligations

Notes payable and capital lease obligations at consist of the following:

	June 30,	December 31,
	2012	2011
	(Unaudited)
Revolving credit notes payable to PNC Bank N.A. ("PNC") and
secured by substantially all assets	$14,278,000	$10,880,000
Term loan, PNC	5,400,000	2,000,000
Capital lease obligations	1,589,000	1,871,000
Notes payable to sellers of acquired business	1,681,000	1,976,000
Junior subordinated notes	1,115,000	6,320,000
Subtotal	24,063,000	23,047,000
Less: Current portion of notes and capital obligations	(17,297,000)	(14,055,000)
Notes payable and capital lease obligations, net of current portion	$6,766,000	$8,992,000

Future minimum principal payments for the term loan

As of June 30, 2012 the future minimum principal payments for the term loan are as follows

For the twelve months ending	Amount
June 30, 2013	$1,800,000
June 30, 2014	1,800,000
June 30, 2015	1,800,000
PNC Term Loan Payable	5,400,000
Less: Current portion	(1,800,000)
Long-term portion	$3,600,000

Future minimum lease payments, including imputed interest

     As of June 30, 2012, the aggregate future minimum lease payments, including imputed interest, with remaining terms of greater than one year are as follows:

For the twelve months ending	Amount
June 30, 2013	$711,000
June 30, 2014	671,000
June 30, 2015	212,000
June 30, 2016	207,000
Total future minimum lease payments	1,801,000
Less: imputed interest	(212,000)
Less: current portion	(598,000)
Total Long Term Portion	$991,000

Notes Payable - Sellers

As of June 30, 2012 and December 31, 2011, the balance owed to the sellers of Welding is:

	June 30,	Decemeber 31,
	2012	2011
	(Unaudited)
Former Welding Stockholders	$1,681,000	$1,976,000
Less: Current Portion	(622,000)	(601,000)
Total long-term portion	$1,059,000	$1,375,000

     As of June 30, 2012, the future minimum payments for the note payable to the former stockholders of Welding are as follows:

For the twelve months ending	Amount
June 30, 2013	$622,000
June 30, 2014	667,000
June 30, 2015	392,000
Former WMI Stockholders Notes Payable	1,681,000
Less: Current portion	(622,000)
Long-term portion	$1,059,000

10. COMMITMENTS AND CONTINGENCIES (Tables)	6 Months Ended
Jun. 30, 2012
Commitments And Contingencies Tables
Discontinued future cost

As of June 30, 2012, the estimated discounted future cost will be charged to expense as follows:

For the twelve months ending	Amount
June 30, 2013	$91,000
June 30, 2014	78,000
June 30, 2015	64,000
June 30, 2016	25,000
Total future minimum lease payments	258,000
Less: current portion	(91,000)
Total Long-Term Portion	$167,000

11. INCOME TAXES (Tables)	6 Months Ended
Jun. 30, 2012
Income Taxes Tables
Income taxes

The provision for income taxes at June 30, 2012 and 2011 is as follows:

	2012	2011
	(Unaudited)	(Unaudited)
Current
Federal	$484,889	$-
Federal AMT	-	25,000
State	163,517	-
Total Expense	648,406	25,000

Deferred
Federal	-	-
State	-	-
Total Deferred Taxes	-	-
Net Expense for Income Taxes	$648,406	$25,000

Deferred tax assets

The components of net deferred tax assets as of June 30, 2012 and December 31, 2011 are set forth below:

	June 30,	December 31,
Deferred tax assets:	2012	2011
	(Unaudited)
Net operating loss carry forwards	$-	$289,000
Capital loss carry forwards	1,088,000	1,088,000
Bad debts	427,000	380,000
Stock based compensation - options and restricted stock	483,000	466,000
Capitalized engineering costs	396,000	356,000
Account payable, accrued expenses and reserves	9,000	9,000
Deferred rent	406,000	390,000
Inventory - 263A adjustment	627,000	-
Lease Impairment	114,000	-
Deferred gain on sale of real estate	217,000	224,000
Section 1231 loss carryover	86,000	86,000
Total deferred tax assets before valuation allowance	3,853,000	3,288,000
Valuation allowance	(2,523,000)	(1,217,000)
Total deferred tax assets after valuation allowance	1,330,000	2,071,000

Deferred tax liabilities:
Property and equipment	(721,000)	(801,000)
Amortization - Welding Transaction	(609,000)	(643,000)
Inventory - 263A adjustment	-	(627,000)
Total Deferred Tax Liability	(1,330,000)	(2,071,000)

Net deferred tax asset	$-	$-

12. SEGMENT REPORTING (Tables)	6 Months Ended
Jun. 30, 2012
Segment Reporting Tables
Operating segments

  Financial information about the Company's operating segments for the three and six months ended June 30, 2012 and 2011 are as follows:

Three Months Ended June 30,
	2012	2011

Air Industries Machining
Net Sales	$11,585,000	$10,645,000
Gross Profit	2,193,000	1,878,000
Pre Tax Income	1,098,000	946,000
Assets	27,159,000	28,099,000

Nassau Tool Works
Net Sales	513,000	-
Gross Profit	199,000	-
Pre Tax Income	154,000	-
Assets	13,366,000	-

Welding Metallurgy
Net Sales	3,142,000	2,478,000
Gross Profit	1,044,000	694,000
Pre Tax Income	266,000	205,000
Assets	8,746,000	7,365,000

Corporate
Net Sales	-	-
Gross Profit	-	-
Pre Tax Loss	(836,000)	(635,000)
Assets	16,860,000	9,856,000

Consolidated
Net Sales	15,240,000	13,123,000
Gross Profit	3,436,000	2,572,000
Pre Tax Income	682,000	516,000
Provision for Taxes	363,000	25,000
Net Income	319,000	491,000
Elimination of Assets	(13,860,000)	(9,922,000)
Assets	52,271,000	35,398,000

Six Months Ended June 30,
	2012	2011

Air Industries Machining
Net Sales	$23,728,000	$20,738,000
Gross Profit	4,439,000	3,635,000
Pre Tax Income	2,294,000	1,698,000
Assets	27,159,000	28,099,000

Nassau Tool Works
Net Sales	513,000	-
Gross Profit	199,000	-
Pre Tax Income	154,000	-
Assets	13,366,000	-

Welding Metallurgy
Net Sales	7,037,000	4,985,000
Gross Profit	2,069,000	1,396,000
Pre Tax Income	854,000	592,000
Assets	8,746,000	7,365,000

Corporate
Net Sales	-	-
Gross Profit	-	-
Pre Tax Loss	(1,515,000)	(1,405,000)
Assets	16,860,000	9,856,000

Consolidated
Net Sales	31,278,000	25,723,000
Gross Profit	6,707,000	5,031,000
Pre Tax Income	1,787,000	885,000
Provision for Taxes	648,000	25,000
Net Income	1,139,000	860,000
Elimination of Assets	(13,860,000)	(9,922,000)
Assets	52,271,000	35,398,000

2. ACQUISITION (Details) (USD $)	6 Months Ended
Jun. 30, 2012
Acquisition Tables
Fair Value of Tangible Assets acquired	$ (7,941,000)
Intangible assets, subject to amortization	(4,975,000)
Goodwill	(162,000)
Liabilities assumed	(660,000)
Total	$ 12,418,000

3. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) (USD $)	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Summary Of Significant Accounting Policies Details
Accounts Receivable Gross	$ 11,611,000	$ 6,992,000
Allowance for Doubtful Accounts	(1,067,000)	(950,000)	(523,000)
Accounts Receivable Net	$ 10,544,000	$ 6,042,000	$ 4,381,000

3. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 1) (Percentage Of Sales)	3 Months Ended		6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011
Percentage Of Sales
1	31.60%	21.50%	33.70%	47.90%
2	29.00%	52.00%	31.20%	19.20%

3. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 2) (Percentages Of Receivables)	Jun. 30, 2012	Dec. 31, 2011
Percentages Of Receivables
1	26.60%	18.30%
2	19.70%	12.90%
3	11.80%	26.20%
4	11.70%	13.30%
5		11.50%

3. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 3)	Jun. 30, 2012	Jun. 30, 2011
Summary Of Significant Accounting Policies Details 3
Stock Options	15,548	291,428
Warrants	250	19,865

4. INVENTORY (Details) (USD $)	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Inventory Details
Raw Materials		$ 5,209,000
Work In Progress		12,094,000
Finished Goods		7,021,000
Inventory Reserve		(1,803,000)
Total Inventory	$ 26,595,000	$ 22,521,000	$ 21,443,000

5. PROPERTY AND EQUIPMENT (Details) (USD $)	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Property And Equipment Details
Machinery and Equipment (5 - 8 years)	$ 5,501,000	$ 3,700,000
Capital Lease Machinery and Equipment (5 - 8 years)	3,877,000	3,877,000
Tools and Instruments (1.5 - 7 years)	3,456,000	3,417,000
Automotive Equipment (5 years)	55,000	55,000
Furniture and Fixtures (5 - 8 years)	231,000	219,000
Leasehold Improvements (Term of Lease)	612,000	595,000
Computers and Software (4-6 years)	173,000	158,000
Total Property and Equipment	13,905,000	12,021,000
Less: Accumulated Depreciation	(8,765,000)	(8,050,000)
Property and Equipment, net	$ 5,140,000	$ 3,971,000	$ 3,935,000

6. INTANGIBLE ASSETS (Details) (USD $)	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Intangible Assets Details
Customer Relationships (5 to 14 years)	$ 5,815,000	$ 890,000
Trade Names (20 years)	770,000	770,000
Technical Know-how (10 years)	660,000	660,000
Non-Compete (5 years)	50,000	0
Professional Certifications (.25 to 2 years)	15,000	15,000
Total Intangible Assets	7,310,000	2,335,000
Less: Accumulated Amortization	(812,000)	(728,000)
Intangible Assets, net	$ 6,498,000	$ 1,607,000	$ 1,775,000

7. SALE AND LEASEBACK TRANSACTION (Details Narrative) (USD $)	Jun. 30, 2012	Dec. 31, 2011
Sale And Leaseback Transaction Details Narrative
Unrecognized portion of the Sale and Leaseback gain	$ 542,000	$ 561,000

8. NOTES PAYABLE AND CAPITAL LEASE OBLIGATIONS (Details) (USD $)	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Notes Payable And Capital Lease Obligations Details
Revolving credit notes payable to PNC Bank N.A. ("PNC") and secured by substantially all assets	$ 14,278,000	$ 10,880,000
Term loan, PNC	5,400,000	2,000,000
Capital lease obligations	1,589,000	1,871,000
Notes payable to sellers of acquired business	1,681,000	1,976,000
Junior subordinated notes	1,115,000	6,320,000
Subtotal	24,063,000	23,047,000
Less: Current portion of notes and capital obligations	(17,297,000)	(14,055,000)	(12,940,000)
Notes payable and capital lease obligations, net of current portion	$ 6,766,000	$ 8,992,000	$ 11,536,000

8. NOTES PAYABLE AND CAPITAL LEASE OBLIGATIONS (Details 1) (USD $)	Jun. 30, 2012	Dec. 31, 2011
Notes Payable And Capital Lease Obligations Details 1
June 30, 2013	$ 1,800,000
June 30, 2014	1,800,000
June 30, 2015	1,800,000
PNC Term Loan Payable	5,400,000	2,000,000
Less: Current portion	(1,800,000)
Long-term portion	$ 3,600,000

8. NOTES PAYABLE AND CAPITAL LEASE OBLIGATIONS (Details 2) (USD $)	Jun. 30, 2012
Notes Payable And Capital Lease Obligations Details 2
June 30, 2013	$ 711,000
June 30, 2014	671,000
June 30, 2015	212,000
June 30, 2016	207,000
Total future minimum lease payments	1,801,000
Less: imputed interest	(212,000)
Less: current portion	(598,000)
Total Long Term Portion	$ 991,000

8. NOTES PAYABLE AND CAPITAL LEASE OBLIGATIONS (Details 3) (USD $)	Jun. 30, 2012	Dec. 31, 2011
Notes Payable And Capital Lease Obligations Details 3
Former Welding Stockholders	$ 1,681,000	$ 1,976,000
Less: Current Portion	(622,000)	(601,000)
Total long-term portion	1,059,000	1,375,000
Future minimum payments for the note payable to the former stockholders of Welding:
June 30, 2013	622,000
June 30, 2014	667,000
June 30, 2015	392,000
Former WMI Stockholders Notes Payable	1,681,000	1,976,000
Less: Current portion	(622,000)	(601,000)
Long-term portion	$ 1,059,000	$ 1,375,000

10. COMMITMENTS AND CONTINGENCIES (Details) (USD $)	Jun. 30, 2012
Commitments And Contingencies Details
June 30, 2013	$ 91,000
June 30, 2014	78,000
June 30, 2015	64,000
June 30, 2016	25,000
Total future minimum lease payments	258,000
Less: current portion	(91,000)
Total Long-Term Portion	$ 167,000

11. INCOME TAXES (Details) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010
Current
Federal			$ 484,889	$ 0
Federal AMT			0	25,000
State			163,517	0
Total Expense	363,000	25,000	648,000	25,000	57,000	0
Deferred
Federal			0	0
State			0	0
Total Deferred Taxes			0	0
Net Expense for Income Taxes			$ 648,000	$ 25,000

11. INCOME TAXES (Details 1) (USD $)	Jun. 30, 2012	Jun. 30, 2011
Deferred tax assets:
Net operating loss carry forwards	$ 0	$ 289,000
Capital loss carry forwards	1,088,000	1,088,000
Bad debts	427,000	380,000
Stock based compensation - options and restricted stock	483,000	466,000
Capitalized engineering costs	396,000	356,000
Account payable, accrued expenses and reserves	9,000	9,000
Deferred rent	406,000	390,000
Inventory - 263A adjustment	627,000	0
Lease Impairment	114,000	0
Deferred gain on sale of real estate	217,000	224,000
Section 1231 loss carryover	86,000	86,000
Total deferred tax assets before valuation allowance	3,853,000	3,288,000
Valuation allowance	(2,523,000)	(1,217,000)
Total deferred tax assets after valuation allowance	1,330,000	2,071,000
Deferred tax liabilities:
Property and equipment	(721,000)	(801,000)
Amortization - Welding Transaction	(609,000)	(643,000)
Inventory - 263A adjustment	0	(627,000)
Total Deferred Tax Liability	(1,330,000)	(2,071,000)
Net deferred tax asset	$ 0	$ 0

12. SEGMENT REPORTING (Details) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010
Air Industries Machining
Net Sales	$ 11,585,000	$ 10,645,000	$ 23,728,000	$ 20,738,000
Gross Profit	2,193,000	1,878,000	4,439,000	3,635,000
Pre Tax Income	1,098,000	946,000	2,294,000	1,698,000
Assets	27,159,000	28,099,000	27,159,000	28,099,000
Nassau Tool Works
Net Sales	513,000	0	513,000	0
Gross Profit	199,000	0	199,000	0
Pre Tax Income	154,000	0	154,000	0
Assets	13,366,000	0	13,366,000	0
Welding Metallurgy
Net Sales	3,142,000	2,478,000	7,037,000	4,985,000
Gross Profit	1,044,000	694,000	2,069,000	1,396,000
Pre Tax Income	266,000	205,000	854,000	592,000
Assets	8,746,000	7,365,000	8,746,000	7,365,000
Corporate
Net Sales	0	0	0	0
Gross Profit	0	0	0	0
Pre Tax Loss	(836,000)	(635,000)	(1,515,000)	(1,405,000)
Assets	16,860,000	9,856,000	16,860,000	9,856,000
Consolidated
Net Sales	15,240,000	13,123,000	31,278,000	25,723,000	53,745,000	48,601,000
Gross Profit	3,436,000	2,572,000	6,708,000	5,031,000	10,928,000	7,467,000
Pre Tax Income	682,000	516,000	1,787,000	885,000	2,304,000	(3,251,000)
Provision for Taxes	363,000	25,000	648,000	25,000	57,000	0
Net Income	319,000	491,000	1,139,000	860,000	2,247,000	(2,909,000)
Elimination of Assets	(13,860,000)	(9,922,000)	(13,860,000)	(9,922,000)
Assets	$ 52,271,000	$ 35,398,000	$ 52,271,000	$ 35,398,000